UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Global Bond Fund

September 30, 2014

1.939065.102

GLB-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.7%
		Principal Amount (b)	Value
Bailiwick of Jersey - 0.4%
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	$ 267,457
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	200,963
Cayman Islands - 1.2%
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	70,498
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (h)	GBP	195,000	337,286
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (h)	GBP	200,000	350,331
TOTAL CAYMAN ISLANDS			758,115
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		250,000	262,809
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	308,126
France - 1.3%
BPCE SA 2.75% 7/8/26 (Reg. S) (h)	EUR	400,000	509,363
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	261,027
TOTAL FRANCE			770,390
Germany - 0.7%
Bayer AG 3% 7/1/75 (Reg S.) (h)	EUR	100,000	128,200
Muenchener Rueckversicherungs AG 6% 5/26/41 (h)	EUR	100,000	150,747
Symrise AG 2% 7/10/19	EUR	100,000	128,202
TOTAL GERMANY			407,149
Ireland - 1.8%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (h)		280,000	293,042
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 1/15/22 (Reg S.)	EUR	400,000	491,609
Bank of Ireland 3.25% 1/15/19 (Reg. S)	EUR	250,000	331,948
TOTAL IRELAND			1,116,599
Italy - 1.5%
Assicurazioni Generali SpA 7.75% 12/12/42 (h)	EUR	200,000	311,973
Enel SpA 6.5% 1/10/74 (Reg. S) (h)	EUR	100,000	137,988
Intesa Sanpaolo SpA:
3.928% 9/15/26 (Reg. S)	EUR	200,000	251,372
5.017% 6/26/24 (c)		257,000	249,714
TOTAL ITALY			951,047
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - 0.6%
Gaz Capital SA (Luxembourg) 3.85% 2/6/20 (Reg. S)		$ 200,000	$ 183,500
Wind Acquisition Finance SA 4% 7/15/20 (Reg S.)	EUR	143,000	178,133
TOTAL LUXEMBOURG			361,633
Mexico - 0.9%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	135,687
6.5% 6/2/41		333,000	385,181
TOTAL MEXICO			520,868
Netherlands - 2.4%
ASML Holding NV 3.375% 9/19/23	EUR	200,000	284,302
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	187,190
Petrobras Global Finance BV 5.625% 5/20/43		87,000	77,061
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	300,000	449,488
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	135,721
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	250,000	319,980
TOTAL NETHERLANDS			1,453,742
Norway - 0.1%
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	67,549
Portugal - 0.2%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	100,000	113,675
Singapore - 0.4%
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		250,000	241,279
Sweden - 0.4%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	270,212
United Arab Emirates - 0.5%
Emirates Telecommunications Corp. 2.75% 6/18/26	EUR	243,000	318,431
United Kingdom - 8.0%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	200,000	334,174
Aviva PLC 3.875% 7/3/44 (Reg. S) (h)	EUR	250,000	314,921
Barclays Bank PLC 6.75% 1/16/23 (h)	GBP	150,000	266,435
BP Capital Markets PLC 4.5% 10/1/20		27,000	29,497
BSkyB Finance UK PLC 2.5% 9/15/26 (Reg. S)	EUR	350,000	446,236
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	380,294
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	150,000	279,654
HSBC Bank PLC:
5% 3/20/23 (h)	GBP	150,000	258,011
6.5% 7/7/23 (Reg. S)	GBP	150,000	286,237
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	$ 337,060
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	166,168
Royal Bank of Scotland Group PLC 6% 12/19/23		580,000	608,193
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	450,000	733,165
WM Morrison Supermarkets PLC 4.75% 7/4/29 (Reg. S)	GBP	300,000	479,254
TOTAL UNITED KINGDOM			4,919,299
United States of America - 13.1%
Air Lease Corp.:
2.125% 1/15/18		32,000	31,760
4.25% 9/15/24		52,000	51,155
Alcoa, Inc.:
5.125% 10/1/24		43,000	43,068
5.4% 4/15/21		103,000	109,096
American International Group, Inc. 2.3% 7/16/19		30,000	29,787
American Transmission Systems, Inc. 5% 9/1/44 (c)		23,000	23,187
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	90,540
Aon Corp. 5% 9/30/20		67,000	74,403
Bank of America Corp.:
5.7% 1/24/22		75,000	85,949
5.875% 1/5/21		25,000	28,680
BioMed Realty LP 2.625% 5/1/19		6,000	5,962
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	182,939
4.1% 10/1/24		62,000	61,276
4.55% 10/1/29		62,000	60,977
Capital One NA 2.95% 7/23/21		250,000	245,905
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	185,963
Chesapeake Energy Corp. 6.125% 2/15/21		720,000	783,000
Comcast Corp. 4.65% 7/15/42		115,000	118,749
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	162,583
Discover Financial Services 3.85% 11/21/22		213,000	214,115
Duke Realty LP 6.5% 1/15/18		87,000	98,716
Equity One, Inc. 3.75% 11/15/22		183,000	181,550
ERP Operating LP 4.625% 12/15/21		213,000	232,414
Express Scripts Holding Co. 4.75% 11/15/21		13,000	14,200
Fifth Third Bancorp 8.25% 3/1/38		67,000	98,493
FirstEnergy Corp.:
2.75% 3/15/18		155,000	155,631
7.375% 11/15/31		340,000	401,943
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
General Electric Capital Corp.:
4.625% 1/7/21		$ 41,000	$ 45,196
4.65% 10/17/21		24,000	26,441
General Motors Co. 6.25% 10/2/43		7,000	8,190
General Motors Financial Co., Inc.:
3% 9/25/17		10,000	10,181
3.25% 5/15/18		5,000	5,025
3.5% 7/10/19		10,000	10,075
4.25% 5/15/23		5,000	5,019
4.375% 9/25/21		25,000	25,563
JPMorgan Chase & Co.:
3.875% 9/10/24		157,000	153,646
4.25% 10/15/20		28,000	29,850
4.35% 8/15/21		28,000	29,936
4.5% 1/24/22		100,000	107,167
4.625% 5/10/21		28,000	30,447
4.95% 3/25/20		23,000	25,418
Lazard Group LLC:
4.25% 11/14/20		27,000	28,234
6.85% 6/15/17		11,000	12,395
Liberty Property LP:
3.375% 6/15/23		233,000	226,148
4.75% 10/1/20		67,000	72,171
Morgan Stanley:
2.375% 7/23/19		126,000	123,979
4.875% 11/1/22		50,000	52,802
5% 11/24/25		110,000	115,075
5.75% 1/25/21		100,000	113,642
NiSource Finance Corp.:
4.45% 12/1/21		100,000	107,348
5.25% 2/15/43		240,000	258,647
Omega Healthcare Investors, Inc. 4.5% 1/15/25 (c)		20,000	19,664
Prudential Financial, Inc. 4.5% 11/16/21		200,000	217,304
Puget Energy, Inc.:
5.625% 7/15/22		160,000	183,594
6% 9/1/21		15,000	17,442
6.5% 12/15/20		23,000	27,221
Regions Financial Corp. 7.75% 11/10/14		80,000	80,575
Reynolds American, Inc. 3.25% 11/1/22		347,000	334,900
Sprint Communications, Inc. 7% 8/15/20		170,000	177,225
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Synchrony Financial:
1.875% 8/15/17		$ 15,000	$ 15,022
3% 8/15/19		22,000	22,065
3.75% 8/15/21		33,000	33,303
4.25% 8/15/24		34,000	34,014
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (c)		79,000	80,511
The AES Corp. 4.875% 5/15/23		200,000	190,000
The Dow Chemical Co. 4.125% 11/15/21		120,000	126,121
Verizon Communications, Inc.:
4.5% 9/15/20		280,000	302,998
5.012% 8/21/54 (c)		195,000	195,926
6.4% 9/15/33		98,000	119,246
6.55% 9/15/43		195,000	243,631
WellPoint, Inc.:
3.3% 1/15/23		183,000	180,976
4.625% 5/15/42		73,000	71,117
Western Gas Partners LP 5.375% 6/1/21		8,000	8,912
TOTAL UNITED STATES OF AMERICA			8,076,403
TOTAL NONCONVERTIBLE BONDS (Cost $21,579,503)			21,385,746
U.S. Government Agency - Mortgage Securities - 11.1%

Fannie Mae - 8.5%
3% 7/1/43 to 10/1/43		1,099,999	1,086,281
3.5% 10/1/29 (e)		100,000	105,125
3.5% 10/1/44 (e)		300,000	306,641
3.5% 10/1/44 (e)		200,000	204,427
4% 8/1/42		700,344	739,350
4% 10/1/44 (e)		400,000	421,575
4% 10/1/44 (e)		400,000	421,575
4% 10/1/44 (e)		300,000	316,182
4.5% 1/1/42		196,602	212,453
4.5% 10/1/44 (e)		400,000	431,610
4.5% 10/1/44 (e)		200,000	215,805
5% 10/1/44 (e)		200,000	220,750
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
5.5% 10/1/44 (e)		$ 300,000	$ 334,189
5.5% 10/1/44 (e)		200,000	222,793
TOTAL FANNIE MAE			5,238,756
Freddie Mac - 1.7%
3.5% 4/1/43		398,986	407,807
4% 10/1/44 (e)		200,000	210,538
4.5% 3/1/41 to 4/1/41		199,816	215,879
4.5% 10/1/44 (e)		200,000	215,711
TOTAL FREDDIE MAC			1,049,935
Ginnie Mae - 0.9%
3.5% 5/20/43		199,984	207,145
4% 10/1/44 (e)		300,000	318,244
TOTAL GINNIE MAE			525,389
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,813,677)			6,814,080
Asset-Backed Securities - 0.8%

Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19		25,000	24,849
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (c)		100,000	99,637
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19		64,000	64,346
Series 2014-1 Class D, 2.91% 4/15/20		63,000	63,211
Series 2014-4:
Class C, 2.6% 11/16/20		35,000	34,963
Class D, 3.1% 11/16/20		60,000	59,975
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.25% 6/25/54 (c)		56,000	55,941
Series 2014-NPL3 Class A1, 3.25% 4/25/53 (c)		85,000	84,900
TOTAL ASSET-BACKED SECURITIES (Cost $488,909)			487,822
Commercial Mortgage Securities - 4.7%
		Principal Amount (b)	Value
United States of America - 4.7%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		$ 310,000	$ 332,323
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		739,677	797,269
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	538,111
Series 2007-C32 Class A3, 5.9332% 6/15/49 (h)		225,000	243,910
Series 2007-C33 Class A4, 6.14% 2/15/51 (h)		899,403	969,504
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,016,598)			2,881,117
U.S. Government and Government Agency Obligations - 7.1%

U.S. Treasury Obligations - 7.1%
U.S. Treasury Bonds 3.125% 8/15/44		240,000	236,175
U.S. Treasury Notes:
1% 9/15/17		2,182,000	2,178,755
1.625% 8/31/19		1,740,000	1,728,582
1.75% 9/30/19		115,000	114,874
2.375% 8/15/24		97,000	95,909
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,364,334)			4,354,295
Foreign Government and Government Agency Obligations - 36.9%

Australia - 1.8%
Australian Commonwealth:
2.75% 4/21/24	AUD	680,000	559,848
4.75% 6/15/16	AUD	489,000	443,476
5.5% 4/21/23	AUD	38,000	38,429
5.75% 7/15/22	AUD	58,000	59,173
TOTAL AUSTRALIA			1,100,926
Belgium - 0.7%
Belgian Kingdom:
2.25% 6/22/23	EUR	224,000	311,504
2.6% 6/22/24 (Reg.S) (c)	EUR	100,000	142,165
TOTAL BELGIUM			453,669
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Brazil - 0.3%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		$ 200,000	$ 213,560
Canada - 2.1%
Canadian Government:
1.25% 3/1/18 (g)	CAD	330,000	293,589
2.25% 6/1/25	CAD	34,000	30,332
2.75% 6/1/22 (f)	CAD	526,000	496,411
4% 6/1/41	CAD	118,000	131,868
5% 6/1/37	CAD	110,000	137,670
5.75% 6/1/29	CAD	49,000	61,647
Ontario Province 4.65% 6/2/41	CAD	110,000	115,536
TOTAL CANADA			1,267,053
Chile - 0.1%
Chilean Republic 6% 3/1/18	CLP	30,000,000	53,483
Czech Republic - 0.3%
Czech Republic:
1.5% 10/29/19	CZK	1,830,000	88,272
2.5% 8/25/28	CZK	80,000	3,994
4.2% 12/4/36	CZK	270,000	15,933
5.7% 5/25/24	CZK	900,000	58,310
TOTAL CZECH REPUBLIC			166,509
Denmark - 0.4%
Danish Kingdom 1.5% 11/15/23	DKK	1,270,000	226,494
France - 2.2%
French Government:
OAT 3.25% 5/25/45	EUR	115,000	173,406
2.25% 5/25/24	EUR	500,000	692,928
2.5% 5/25/30	EUR	358,000	488,716
TOTAL FRANCE			1,355,050
Germany - 2.6%
German Federal Republic:
2.25% 9/4/20	EUR	3,000	4,231
4% 1/4/37	EUR	70,000	124,759
4.75% 7/4/28	EUR	430,000	775,400
4.75% 7/4/34	EUR	355,000	678,390
TOTAL GERMANY			1,582,780
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Iceland - 0.9%
Republic of Iceland 2.5% 7/15/20	EUR	450,000	$ 581,161
Indonesia - 2.5%
Indonesian Republic:
2.875% 7/7/21	EUR	450,000	574,056
6.875% 1/17/18 (Reg. S)		850,000	957,313
TOTAL INDONESIA			1,531,369
Ireland - 0.1%
Irish Republic:
4.5% 4/18/20	EUR	34,000	51,752
5.4% 3/13/25	EUR	25,000	42,063
TOTAL IRELAND			93,815
Israel - 0.4%
Israeli State:
3.75% 3/31/24	ILS	171,000	51,821
5.5% 1/31/22	ILS	296,000	100,156
6% 2/28/19	ILS	245,000	80,643
TOTAL ISRAEL			232,620
Italy - 2.4%
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	192,000	249,812
3.5% 12/1/18	EUR	319,000	446,170
4.5% 5/1/23	EUR	93,000	139,454
4.5% 3/1/24	EUR	187,000	281,140
Italian Republic:
5% 8/1/34	EUR	188,000	297,968
5% 9/1/40	EUR	23,000	36,044
6% 5/1/31	EUR	20,000	35,013
TOTAL ITALY			1,485,601
Japan - 6.7%
Japan Government:
0.5% 9/20/24	JPY	11,700,000	106,485
0.6% 3/20/23	JPY	15,500,000	143,659
0.6% 3/20/24	JPY	158,000,000	1,456,255
0.6% 6/20/24	JPY	1,500,000	13,802
1.2% 6/20/21	JPY	58,350,000	565,383
1.4% 9/20/34	JPY	7,350,000	67,580
1.5% 3/20/34	JPY	12,450,000	117,094
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Japan - continued
Japan Government: - continued
1.5% 6/20/34	JPY	57,850,000	$ 542,381
1.6% 3/20/33	JPY	29,200,000	282,315
1.7% 12/20/43	JPY	6,000,000	55,816
1.7% 3/20/44	JPY	1,950,000	18,121
1.8% 3/20/43	JPY	31,450,000	300,039
1.8% 9/20/43	JPY	42,000,000	399,972
2.5% 6/20/34	JPY	4,500,000	49,281
TOTAL JAPAN			4,118,183
Korea (South) - 1.7%
Korean Republic:
2.75% 3/10/18	KRW	658,700,000	631,726
3% 12/10/42	KRW	107,000,000	100,531
3.125% 3/10/19	KRW	81,360,000	79,094
3.5% 3/10/24	KRW	209,000,000	209,883
TOTAL KOREA (SOUTH)			1,021,234
Malaysia - 0.2%
Malaysian Government:
3.48% 3/15/23	MYR	450,000	133,292
3.814% 2/15/17	MYR	66,000	20,271
TOTAL MALAYSIA			153,563
Mexico - 1.9%
United Mexican States:
2.375% 4/9/21	EUR	258,000	339,065
3.625% 4/9/29	EUR	100,000	137,862
8.5% 5/31/29	MXN	8,200,000	719,622
TOTAL MEXICO			1,196,549
Netherlands - 0.2%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	54,000	72,874
2.5% 1/15/33	EUR	50,000	71,200
TOTAL NETHERLANDS			144,074
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
New Zealand - 0.2%
New Zealand Government:
5.5% 4/15/23	NZD	26,000	$ 22,243
6% 12/15/17	NZD	137,000	113,636
TOTAL NEW ZEALAND			135,879
Norway - 0.2%
Kingdom of Norway:
4.25% 5/19/17	NOK	191,000	31,796
4.5% 5/22/19	NOK	277,000	48,409
Norway Government Bond 3% 3/14/24	NOK	159,000	26,290
TOTAL NORWAY			106,495
Poland - 0.8%
Polish Government:
4% 10/25/23	PLN	275,000	89,663
5% 4/25/16	PLN	730,000	230,584
5.5% 10/25/19	PLN	530,000	183,612
5.75% 4/25/29	PLN	31,000	12,019
TOTAL POLAND			515,878
Russia - 1.0%
Russian Federation:
3.625% 9/16/20	EUR	200,000	256,536
7% 8/16/23	RUB	4,135,000	90,133
7.35% 1/20/16	RUB	6,295,000	156,501
7.5% 2/27/19	RUB	3,700,000	87,688
TOTAL RUSSIA			590,858
Singapore - 0.3%
Republic of Singapore 3.25% 9/1/20	SGD	202,000	170,173
South Africa - 0.7%
South African Republic:
6.25% 3/31/36	ZAR	1,800,000	119,647
7.75% 2/28/23	ZAR	2,900,000	251,066
8% 12/21/18	ZAR	467,000	42,072
8.25% 9/15/17	ZAR	250,000	22,766
TOTAL SOUTH AFRICA			435,551
Spain - 2.9%
Spanish Kingdom:
2.1% 4/30/17	EUR	434,000	571,096
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Spain - continued
Spanish Kingdom: - continued
3.75% 10/31/18	EUR	474,000	$ 670,767
4.4% 10/31/23 (c)	EUR	276,000	419,344
5.15% 10/31/44	EUR	83,000	136,670
TOTAL SPAIN			1,797,877
Sweden - 0.3%
Sweden Kingdom 2.5% 5/12/25	SEK	1,135,000	172,693
Switzerland - 0.6%
Switzerland Confederation:
1.25% 6/11/24	CHF	249,000	279,854
3.5% 4/8/33	CHF	50,000	73,772
TOTAL SWITZERLAND			353,626
Thailand - 0.4%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,889,000	90,767
3.625% 6/16/23	THB	4,279,000	134,434
TOTAL THAILAND			225,201
Turkey - 0.6%
Turkish Republic:
8.3% 6/20/18	TRY	144,000	60,597
8.5% 9/14/22	TRY	198,000	80,712
8.8% 11/14/18	TRY	260,000	111,239
9% 1/27/16	TRY	244,000	106,188
TOTAL TURKEY			358,736
United Kingdom - 1.4%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	31,000	52,066
4.25% 6/7/32	GBP	60,000	116,237
4.5% 12/7/42	GBP	330,000	684,619
TOTAL UNITED KINGDOM			852,922
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,267,757)			22,693,582
Municipal Securities - 0.6%
		Principal Amount (b)	Value
United States of America - 0.6%
California Gen. Oblig. 7.5% 4/1/34		$ 100,000	$ 142,668
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	209,164
TOTAL MUNICIPAL SECURITIES (Cost $332,018)			351,832
Bank Notes - 0.4%

United States of America - 0.4%
Discover Bank (Delaware) 3.2% 8/9/21 (Cost $249,343)		250,000	247,267
Preferred Securities - 4.9%

Belgium - 0.4%
KBC Groupe SA 5.625% (Reg. S) (d)(h)	EUR	200,000	242,657
France - 0.8%
Credit Agricole SA 6.625% (c)(d)(h)		200,000	191,179
EDF SA 5.625% (Reg. S) (d)(h)		300,000	315,526
TOTAL FRANCE			506,705
Germany - 1.8%
RWE AG 4.625% (d)(h)	EUR	845,000	1,090,608
Sweden - 0.6%
Vattenfall Treasury AB 5.25% (d)(h)	EUR	295,000	387,855
United Kingdom - 1.3%
Barclays Bank PLC 7.625% 11/21/22		250,000	275,546
HSBC Holdings PLC 5.25% (d)(h)	EUR	400,000	501,791
TOTAL UNITED KINGDOM			777,337
TOTAL PREFERRED SECURITIES (Cost $3,213,901)			3,005,162
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i) (Cost $151,559)	1,433	154,843
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $4,355,736)	4,355,736	$ 4,355,736
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (b)
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	700,000	7,521
Option on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	1,500,000	16,117
Option on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .65%	10/15/14	6,500,000	10,397
TOTAL PURCHASED SWAPTIONS (Cost $47,378)			34,035
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $67,880,713)		66,765,517
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(5,225,683)
NET ASSETS - 100%		$ 61,539,834
TBA Sale Commitments
	Principal Amount (b)
Fannie Mae
4% 10/1/44	$ (200,000)	(210,788)
4% 10/1/44	(300,000)	(316,182)
4% 10/1/44	(700,000)	(737,757)
TBA Sale Commitments - continued
	Principal Amount (b)	Value
Fannie Mae - continued
4.5% 10/1/44	$ (200,000)	$ (215,805)
4.5% 10/1/44	(200,000)	(215,805)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,691,469)		$ (1,696,337)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
13 Eurex Euro-Bobl Contracts (Germany)	Dec. 2014	$ 2,100,402	$ (6,936)
10 Eurex Euro-Bund Contracts (Germany)	Dec. 2014	1,890,786	(8,963)
9 LIFFE Long Gilt Contracts (United Kingdom)	Dec. 2014	1,650,752	(7,345)
TOTAL BOND INDEX CONTRACTS		$ 5,641,940	$ (23,244)

The face value of futures sold as a percentage of net assets is 9.2%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
10/1/14	EUR	JPMorgan Chase Bank, N.A.	Buy	158,000	$ 200,692	$ (1,130)
11/12/14	AUD	Barclays Bank PLC	Buy	17,000	15,739	(900)
11/12/14	AUD	Barclays Bank PLC	Buy	46,000	40,136	17
11/12/14	AUD	Citibank, N.A.	Buy	172,000	160,096	(9,956)
11/12/14	CAD	Barclays Bank PLC	Buy	25,000	22,919	(620)
11/12/14	CAD	Barclays Bank PLC	Buy	435,000	399,934	(11,920)
11/12/14	CHF	Citibank, N.A.	Buy	259,000	288,638	(17,252)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/12/14	CZK	Barclays Bank PLC	Buy	22,000	$ 1,031	$ (20)
11/12/14	CZK	Citibank, N.A.	Buy	131,000	6,463	(442)
11/12/14	CZK	JPMorgan Chase Bank, N.A.	Buy	1,299,000	60,896	(1,188)
11/12/14	DKK	Citibank, N.A.	Buy	200,000	36,292	(2,349)
11/12/14	EUR	Barclays Bank PLC	Buy	63,000	82,798	(3,203)
11/12/14	EUR	Barclays Bank PLC	Buy	87,000	116,521	(6,604)
11/12/14	EUR	Barclays Bank PLC	Buy	165,000	208,496	(33)
11/12/14	EUR	Barclays Bank PLC	Buy	326,000	422,131	(10,259)
11/12/14	EUR	Barclays Bank PLC	Buy	690,000	924,807	(53,054)
11/12/14	EUR	Barclays Bank PLC	Buy	1,190,000	1,592,970	(89,511)
11/12/14	EUR	Barclays Bank PLC	Sell	37,000	49,407	2,661
11/12/14	EUR	Barclays Bank PLC	Sell	51,000	68,127	3,693
11/12/14	EUR	Barclays Bank PLC	Sell	3,806,000	5,150,355	341,814
11/12/14	EUR	Deutsche Bank AG	Buy	21,000	28,092	(1,560)
11/12/14	EUR	Deutsche Bank AG	Buy	159,000	213,460	(12,578)
11/12/14	EUR	Deutsche Bank AG	Buy	224,000	291,901	(8,897)
11/12/14	EUR	Goldman Sachs Bank USA	Buy	24,000	30,640	(318)
11/12/14	EUR	Goldman Sachs Bank USA	Sell	145,000	186,990	3,795
11/12/14	EUR	JPMorgan Chase Bank, N.A.	Buy	20,000	25,954	(685)
11/12/14	EUR	JPMorgan Chase Bank, N.A.	Sell	20,000	25,876	608
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/12/14	EUR	JPMorgan Chase Bank, N.A.	Sell	35,000	$ 46,025	$ 1,805
11/12/14	EUR	JPMorgan Chase Bank, N.A.	Sell	128,000	162,632	915
11/12/14	EUR	Morgan Stanley Cap. Group	Sell	37,000	47,940	1,194
11/12/14	EUR	Morgan Stanley Cap. Group	Sell	91,000	120,186	5,216
11/12/14	GBP	BNP Paribas	Sell	990,000	1,689,542	85,195
11/12/14	GBP	Barclays Bank PLC	Buy	27,000	44,898	(1,143)
11/12/14	GBP	Barclays Bank PLC	Buy	95,000	161,888	(7,936)
11/12/14	GBP	Barclays Bank PLC	Sell	194,000	318,534	4,147
11/12/14	GBP	JPMorgan Chase Bank, N.A.	Sell	48,000	80,043	2,257
11/12/14	GBP	JPMorgan Chase Bank, N.A.	Sell	413,000	669,710	422
11/12/14	HKD	Citibank, N.A.	Buy	153,000	19,740	(37)
11/12/14	ILS	Citibank, N.A.	Buy	82,000	23,985	(1,714)
11/12/14	JPY	Barclays Bank PLC	Buy	6,200,000	60,386	(3,839)
11/12/14	JPY	Barclays Bank PLC	Buy	7,900,000	75,826	(3,774)
11/12/14	JPY	Barclays Bank PLC	Buy	15,650,000	142,710	26
11/12/14	JPY	Barclays Bank PLC	Sell	3,450,000	32,798	1,332
11/12/14	JPY	Barclays Bank PLC	Sell	4,050,000	39,473	2,535
11/12/14	JPY	Deutsche Bank AG	Buy	148,400,000	1,465,272	(111,789)
11/12/14	JPY	JPMorgan Chase Bank, N.A.	Buy	156,500,000	1,528,565	(101,206)
11/12/14	KRW	Barclays Bank PLC	Buy	213,461,000	206,872	(4,914)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/12/14	KRW	Barclays Bank PLC	Sell	31,100,000	$ 29,341	$ (83)
11/12/14	KRW	Morgan Stanley Cap. Group	Sell	81,400,000	79,345	2,331
11/12/14	MXN	Barclays Bank PLC	Buy	634,000	47,546	(480)
11/12/14	MXN	Citibank, N.A.	Buy	5,065,000	387,750	(11,736)
11/12/14	MYR	Barclays Bank PLC	Buy	166,000	52,025	(1,429)
11/12/14	NOK	Deutsche Bank AG	Buy	108,000	17,292	(507)
11/12/14	PLN	Deutsche Bank AG	Sell	37,000	11,969	818
11/12/14	PLN	JPMorgan Chase Bank, N.A.	Sell	40,000	12,347	292
11/12/14	RUB	Barclays Bank PLC	Sell	2,306,000	63,781	6,048
11/12/14	SEK	Barclays Bank PLC	Buy	2,931,000	412,592	(6,473)
11/12/14	SEK	Deutsche Bank AG	Sell	1,041,000	151,791	7,551
11/12/14	TRY	Barclays Bank PLC	Buy	80,000	34,704	54
11/12/14	TRY	Deutsche Bank AG	Sell	56,000	25,816	1,485
11/12/14	ZAR	Barclays Bank PLC	Buy	258,000	23,702	(995)
11/12/14	ZAR	Deutsche Bank AG	Buy	609,000	56,225	(2,625)
11/12/14	ZAR	JPMorgan Chase Bank, N.A.	Buy	112,000	10,365	(508)
11/12/14	ZAR	Morgan Stanley Cap. Group	Sell	268,000	24,669	1,081
						$ (16,375)

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty(4)	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value	Upfront Premium Received/ (Paid)(5)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 22 Index		Jun. 2019	CME	(5%)		$ 1,752,300	$ (20,018)	$ 0	$ (20,018)
Kering SA		Dec. 2017	Credit Suisse International	(1%)	EUR	100,000	(2,509)	(596)	(3,105)
Metro AG		Sep. 2019	Credit Suisse International	(1%)	EUR	580,000	6,336	(1,319)	5,017
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	150,000	2,210	(295)	1,915
Valeo SA		Jun. 2018	Citibank, N.A.	(1%)	EUR	350,000	(8,197)	(6,217)	(14,414)
Valeo SA		Sep. 2018	Barclays Bank PLC	(1%)	EUR	100,000	(2,319)	(1,083)	(3,402)
TOTAL BUY PROTECTION							(24,497)	(9,510)	(34,007)
Sell Protection
Commerzbank AG	Ba2	Sep. 2019	Credit Suisse International	5%	EUR	150,000	33,424	(21,589)	11,835
TOTAL CREDIT DEFAULT SWAPS							$ 8,927	$ (31,099)	$ (22,172)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(5) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Quarterly Report

Investments (Unaudited) - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,201,120 or 3.6% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $103,812.
(g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $80,959.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,099
Fidelity Mortgage Backed Securities Central Fund	44,253
Total	$ 46,352
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 2,951,796	$ 2,553,398	$ 5,469,976	$ 154,843	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 21,385,746	$ -	$ 21,385,746	$ -
U.S. Government Agency - Mortgage Securities	6,814,080	-	6,814,080	-
Asset-Backed Securities	487,822	-	487,822	-
Commercial Mortgage Securities	2,881,117	-	2,881,117	-
U.S. Government and Government Agency Obligations	4,354,295	-	4,354,295	-
Foreign Government and Government Agency Obligations	22,693,582	-	22,693,582	-
Municipal Securities	351,832	-	351,832	-
Bank Notes	247,267	-	247,267	-
Preferred Securities	3,005,162	-	3,005,162	-
Fixed-Income Funds	154,843	154,843	-	-
Money Market Funds	4,355,736	4,355,736	-	-
Purchased Swaptions	34,035	-	34,035	-
Total Investments in Securities:	$ 66,765,517	$ 4,510,579	$ 62,254,938	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 477,292	$ -	$ 477,292	$ -
Swaps	41,970	-	41,970	-
Total Assets	$ 519,262	$ -	$ 519,262	$ -
Liabilities
Foreign Currency Contracts	$ (493,667)	$ -	$ (493,667)	$ -
Futures Contracts	(23,244)	(23,244)	-	-
Swaps	$ (33,043)	$ -	$ (33,043)	$ -
Total Liabilities	$ (549,954)	$ (23,244)	$ (526,710)	$ -
Total Other Derivative Instruments:	$ (30,692)	$ (23,244)	$ (7,448)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (1,696,337)	$ -	$ (1,696,337)	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $67,892,304. Net unrealized depreciation aggregated $1,126,787, of which $689,588 related to appreciated investment securities and $1,816,375 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities,commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts. The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption Futures Contracts. The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions Purchased Options, Purchased Swaptions, Written Options and Written Swaptions.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.
Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

September 30, 2014

1.807735.110

LIM-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,692
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,034
5.5% 1/1/22	2,300	2,339
		7,065
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,591
5% 10/1/17 (FSA Insured)	10,000	11,215
5% 10/1/18 (FSA Insured)	2,500	2,875
5.25% 10/1/20 (FSA Insured)	6,695	7,766
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,789
6% 1/1/27	1,400	1,585
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,469
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,414
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,648
5% 7/1/20	2,550	2,639
5% 7/1/21	1,505	1,557
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,247
Series 2011 C, 5% 7/1/21	1,000	1,197
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,823
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.43%, tender 11/3/14 (c)(d)	22,550	22,550
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,538
5% 7/1/25	2,000	2,287
Series 2012 A:
5% 7/1/22	500	600
5% 7/1/23	1,100	1,314
		105,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - 10.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	$ 1,700	$ 1,978
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,610
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds 1.5%, tender 4/2/18 (c)	6,800	6,878
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,200	6,257
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,615
5% 12/1/29	4,865	5,672
California Econ. Recovery Series 2009 A, 5% 7/1/18	4,510	5,218
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,689
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,167
5% 3/1/26	2,200	2,334
5% 6/1/27 (AMBAC Insured)	1,800	1,814
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	16,015
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,490
6% 3/1/33	12,375	15,251
6% 4/1/38	7,500	8,915
6% 11/1/39	35,800	43,297
6.5% 4/1/33	150	184
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,000	2,064
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	122
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,481
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,746
Bonds:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.84%, tender 7/1/17 (c)	4,500	4,533
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	5,909
Series 2011 D, 5% 8/15/35	3,000	3,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 4,422
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,405
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,156
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,187
5% 11/1/24	1,000	1,179
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,819
5.25% 10/1/25	4,000	4,801
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,292
Series 2012 A:
5% 4/1/22	2,100	2,514
5% 4/1/23	5,000	5,913
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,873
5% 12/1/21	2,500	3,007
Series 2005 K, 5% 11/1/16	7,195	7,544
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,020
Series 2009 G1, 5.75% 10/1/30	2,100	2,440
Series 2009 I, 6.125% 11/1/29	1,300	1,558
Series 2010 A, 5.75% 3/1/30	4,100	4,791
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,004
Series 2009 A:
5.75% 11/1/25	5,000	5,908
5.75% 11/1/28	5,000	5,895
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,070	2,008
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	688
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.474%, tender 12/12/15 (c)	14,800	14,809
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A: - continued
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	$ 3,155	$ 3,552
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,588
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,802
Series 2010 C, 5.25% 8/1/39	3,700	4,246
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,477
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	1,500	1,554
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,843
Los Angeles Unified School District:
Series 2004 J, 5% 1/1/17	10,000	11,032
Series 2006 A, 5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	4,085	4,417
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,672
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.19%, tender 5/1/15 (c)	25,000	25,001
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,176
5% 7/1/23	3,800	4,425
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,377
5% 7/1/20	2,000	2,318
5% 7/1/21	1,500	1,733
5% 7/1/22	2,250	2,594
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,692
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,687
Series 2013, 6.25% 8/1/28	1,860	2,236
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,807
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (d)	5,000	5,896
Poway Unified School District Series B:
0% 8/1/36	12,950	5,008
0% 8/1/37	16,850	6,183
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District Series B: - continued
0% 8/1/38	$ 4,650	$ 1,626
0% 8/1/40	2,240	701
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	4,985	4,981
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,877
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	805
5.25% 7/1/21	700	815
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,251
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,248
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,442
5.25% 8/1/26	2,200	2,365
5.5% 8/1/20	2,000	2,255
Series 2009 B, 5% 8/1/18	7,355	8,112
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,506
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,801
5% 5/15/22	2,000	2,332
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,169
0% 7/1/39	7,200	2,501
0% 7/1/46	20,405	5,015
0% 7/1/47	13,000	3,037
Series 2008 E, 0% 7/1/49	4,500	952
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,671
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,578
0% 8/1/37	2,000	774
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 1,705
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	399
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,623
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34 (Pre-Refunded to 10/15/14 @ 100)	1,200	1,202
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,159
Univ. of California Revs.:
Series 2007 K:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,391
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	764
Series 2009 O, 5.25% 5/15/39	1,900	2,180
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,079
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,041
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,156
		513,334
Colorado - 0.6%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,052
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,476
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,391
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,205	1,212
5% 11/15/14 (Escrowed to Maturity)	60	60
Series 2006 F:
5% 11/15/14	420	422
5% 11/15/14 (Escrowed to Maturity)	935	940
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	$ 5,800	$ 6,044
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,417
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,011
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,011
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,319
Series 2010 A:
0% 9/1/35	2,000	820
0% 9/1/37	3,000	1,107
0% 9/1/38	3,760	1,319
		31,697
Connecticut - 1.8%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(d)	4,700	4,724
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	15,940	16,861
Series 2012 C, 5% 6/1/16	12,230	13,163
Series 2012 E, 5% 9/15/23	3,000	3,590
Series 2013 A:
0.18% 3/1/15 (c)	3,200	3,201
0.27% 3/1/16 (c)	1,400	1,401
0.38% 3/1/17 (c)	1,600	1,604
Series 2014 C, 5% 12/15/16	20,600	22,645
Series 2014 D, 2% 6/15/16	4,400	4,520
Series 2014 E, 4% 9/1/16	15,000	16,021
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series J1, 5% 7/1/31 (Pre-Refunded to 7/1/16 @ 100)	5,000	5,401
		93,131
Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22 (b)	3,000	3,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Delaware, New Jersey - continued
Delaware River & Bay Auth. Rev. Series 2014 C: - continued
5% 1/1/24 (b)	$ 1,270	$ 1,522
5% 1/1/25 (b)	2,750	3,287
		8,349
District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,159
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,739
		15,898
Florida - 9.1%
Brevard County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/27 (b)	3,300	3,875
5% 7/1/30 (b)	7,455	8,591
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,661
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,349
Series 2012 A:
5% 7/1/21	5,380	6,382
5% 7/1/22	5,000	5,941
5% 7/1/25	5,635	6,488
5% 7/1/26	24,585	28,032
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,443
Series 2011 A1, 5% 6/1/18	2,000	2,269
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,426
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,554
5% 12/1/23	2,245	2,542
5% 12/1/24	2,365	2,673
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	2,100	2,109
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	2,105	2,189
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,779
Series 2009 A, 5% 6/1/16	2,000	2,154
Series 2009 C, 5% 6/1/16	3,900	4,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Series 2009 D, 5% 6/1/21	$ 2,780	$ 3,266
Series 2011 A, 5% 6/1/16	6,100	6,570
Series 2011 C:
5% 6/1/20	12,380	14,760
5% 6/1/22	10,000	12,035
Series 2011 E, 5% 6/1/24	5,000	5,931
Series 2012 C, 5% 6/1/16	5,600	6,032
Series A, 5.5% 6/1/38	1,800	2,032
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,700
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,584
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,297
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,807
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,131
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,340
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,917
5% 11/15/18	2,000	2,296
Series 2008 B, 6% 11/15/37	12,000	13,781
Series B:
5% 11/15/17	1,050	1,104
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	158
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,766
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,141
5% 9/1/22	2,270	2,617
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,833
5% 10/1/23	5,320	6,372
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,415
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,007
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,091
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn.: - continued
Series 2014 A:
5% 6/1/25 (FSA Insured)	$ 1,000	$ 1,179
5% 6/1/26 (FSA Insured)	1,800	2,100
5% 6/1/28 (FSA Insured)	500	575
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23 (Pre-Refunded to 6/1/15 @ 100)	3,330	3,441
5.25% 6/1/24 (Pre-Refunded to 6/1/15 @ 100)	3,750	3,876
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,150
5% 11/15/22	500	580
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,232
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,192
Series 2012 A:
5% 10/1/22 (d)	3,000	3,500
5% 10/1/24 (d)	10,000	11,458
5% 10/1/24	2,165	2,541
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,618
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,419
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,703
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,062
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/15 (AMBAC Insured)	5,990	6,221
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,478
5% 7/1/42	1,675	1,840
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,233
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38 (Pre-Refunded to 10/1/38 @ 100)	7,635	8,270
5.75% 10/1/43 (Pre-Refunded to 10/1/43 @ 100)	1,850	1,997
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth.: - continued
Series 2012 A, 5% 10/1/42	$ 12,650	$ 13,521
Series 2012 B, 5% 10/1/42	5,200	5,558
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,848
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,832
Orange County School Board Ctfs. of Prtn. Series 2012 B, 5% 8/1/26	4,000	4,560
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,365
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,769
5% 10/1/20	3,500	4,173
Series 2012 A:
5% 10/1/23	1,700	2,083
5% 10/1/25	900	1,122
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/25	3,200	3,890
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,484
Series 2011, 5% 10/1/24	8,600	10,147
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,912
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,456
Series 2013 A:
5% 7/1/25	2,000	2,301
5% 7/1/27	4,255	4,835
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,027
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,210
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,758
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,639
5% 10/1/18 (FSA Insured) (d)	10,515	11,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/19 (FSA Insured) (d)	$ 5,965	$ 6,833
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,132
		457,886
Georgia - 3.1%
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,144
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,278
6.125% 9/1/40	7,190	7,679
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,754
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,132
5% 11/1/18	6,000	6,869
5% 11/1/19	3,000	3,486
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	30,630	33,110
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,543
5.25% 1/1/20	1,625	1,924
Series 2008 D, 5.75% 1/1/19	11,500	13,461
Series 2009 B, 5% 1/1/16	2,500	2,643
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	15	15
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	955	1,008
Series 2011 A, 5% 1/1/21	9,000	10,624
Series GG:
5% 1/1/22	3,000	3,575
5% 1/1/24	3,625	4,246
5% 1/1/25	1,250	1,453
5% 1/1/26	5,000	5,777
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,679
Series Q, 5% 10/1/22	2,000	2,333
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.): - continued
Series S:
5% 10/1/22	$ 1,275	$ 1,488
5% 10/1/24	2,425	2,799
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	13,292
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,932
		155,244
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	4,995	5,171
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,201
		9,372
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,139
6.75% 11/1/37	2,600	3,005
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,847
		7,991
Illinois - 14.3%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,123
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	970
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,662
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,901
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,565
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,672
Series 2010 F, 5% 12/1/31	20,000	20,651
Series 2011 A, 5.5% 12/1/39	5,900	6,187
Series 2012 A, 5% 12/1/42	14,300	14,433
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	2,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Cap. Impt. Proj.) Series 1999: - continued
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,370	$ 3,169
(City Colleges Proj.) Series 1999:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350	4,288
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,953
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
Series 2006 A, 5% 1/1/23 (FSA Insured)	10,975	11,394
Series 2008 C, 5% 1/1/34	1,300	1,315
Series 2009 A:
5% 1/1/22	2,930	3,127
5% 1/1/27 (FSA Insured)	3,900	4,145
Series 2012 A:
5% 1/1/33	5,000	5,109
5% 1/1/34	2,090	2,128
Series 2012 C:
5% 1/1/23	1,000	1,086
5% 1/1/25	1,000	1,061
5.25% 1/1/29	12,100	12,978
5.25% 1/1/30	17,000	18,180
Chicago Midway Arpt. Rev. Series 2014 B:
5% 1/1/19	350	402
5% 1/1/22	1,000	1,170
5% 1/1/24	3,330	3,944
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,054
Series 2010 D:
5.25% 1/1/18 (d)	750	850
5.25% 1/1/19 (d)	5,125	5,912
Series 2011 B, 5% 1/1/20	4,430	5,168
Series 2011 C, 6.5% 1/1/41	14,475	17,578
Series 2012 A, 5% 1/1/22	1,750	2,066
Series 2012 B, 5% 1/1/22 (d)	7,000	8,133
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,640
5% 1/1/23	3,400	3,901
5% 1/1/24	2,000	2,255
5.25% 1/1/37	3,385	3,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.: - continued
Series 2010 C: - continued
5.25% 1/1/40	$ 1,575	$ 1,706
Series 2014 D, 4% 1/1/19 (b)	2,000	2,213
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,543
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,820
5% 6/1/19 (AMBAC Insured)	3,705	4,004
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	818
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,487
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,675
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,143
5% 12/15/24	1,000	1,140
Series 2012 C, 5% 12/15/25	2,120	2,405
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,107
Series 2010 A, 5.25% 11/15/24	17,925	20,184
Series 2010 G, 5% 11/15/25	2,940	3,277
Series 2011 A, 5.25% 11/15/24	1,500	1,717
Series 2012 C:
5% 11/15/22	2,000	2,310
5% 11/15/23	4,980	5,759
5% 11/15/24	18,655	21,353
5% 11/15/25	520	591
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,920
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,593
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,473
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,573
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	23,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	$ 1,505	$ 1,505
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,485
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/14	2,290	2,290
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	3,022
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,622
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,926
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,239
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,553
5% 5/15/19	3,940	4,545
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,469
6.25% 5/1/21	6,395	7,673
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,258
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,655	16,075
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,565
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,332
Series 2008 A, 5.625% 1/1/37	21,035	22,742
Series 2009 A, 7.25% 11/1/38	5,865	6,894
Series 2009:
6.875% 8/15/38	325	374
7% 8/15/44	12,915	14,859
Series 2010 A:
5.5% 8/15/24	2,110	2,346
5.75% 8/15/29	1,440	1,589
Series 2010, 5.25% 8/15/36	675	717
Series 2012 A, 5% 5/15/23	1,480	1,684
Series 2012:
5% 9/1/32	8,100	8,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2012: - continued
5% 9/1/38	$ 10,910	$ 11,358
5% 11/15/43	3,265	3,473
Series 2013:
5% 11/15/26	2,675	2,952
5% 11/15/29	805	881
5% 5/15/43	7,800	8,105
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,290
Series 2006:
5% 1/1/18	9,600	10,576
5% 1/1/19	3,200	3,549
Series 2007 B, 5% 1/1/15	1,150	1,163
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,199
Series 2012 A, 5% 1/1/33	3,600	3,748
Series 2012:
5% 8/1/19	4,475	4,991
5% 3/1/20	3,280	3,652
5% 3/1/21	2,750	3,063
5% 8/1/21	1,600	1,784
5% 3/1/22	5,000	5,517
5% 8/1/22	6,600	7,277
5% 8/1/23	3,400	3,733
Series 2013, 5.5% 7/1/38	4,000	4,283
Series 2014, 5.25% 2/1/31	8,000	8,629
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,240
5% 6/15/16	10,000	10,780
Series 2013, 5% 6/15/25	13,360	15,739
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,485
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	34,640	37,420
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,491
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,106
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,684
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	$ 3,960	$ 3,678
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	857
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,246
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,332
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/14 (FSA Insured)	5,180	5,170
0% 12/1/15 (FSA Insured)	3,810	3,754
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,729
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,216
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,745
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,020
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,740
0% 6/15/44 (FSA Insured)	37,400	8,381
0% 6/15/46 (FSA Insured)	4,730	941
0% 6/15/47 (FSA Insured)	3,755	707
Series 2012 B, 0% 12/15/51	48,500	7,030
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,039
0% 6/15/16 (Escrowed to Maturity)	1,050	1,042
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,441
0% 6/15/17 (Escrowed to Maturity)	1,175	1,153
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,972
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,112
5% 10/1/19	1,475	1,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	$ 2,670	$ 3,087
Series 2013:
6% 10/1/42	3,900	4,396
6.25% 10/1/38	3,900	4,497
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,285	1,284
0% 11/1/16 (Escrowed to Maturity)	995	985
0% 11/1/16 (FSA Insured)	3,005	2,946
0% 11/1/17 (FSA Insured)	1,300	1,251
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	999
		723,236
Indiana - 3.5%
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,461
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,606
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,096
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,740
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,050
5.25% 7/15/16 (FSA Insured)	2,095	2,275
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	14,006
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(d)	1,650	1,716
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.4%, tender 12/1/14 (c)(d)	6,750	6,750
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,600
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,596
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014:
5.25% 9/1/25 (d)	1,160	1,336
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(l-69 Section 5 Proj.) Series 2014: - continued
5.25% 9/1/27 (d)	$ 700	$ 789
(State Revolving Fund Prog.) Series 2010 A, 4% 2/1/16	1,460	1,531
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,429
5% 12/1/17	855	965
Series 2012:
5% 3/1/22	1,000	1,147
5% 3/1/23	1,000	1,136
5% 3/1/30	1,050	1,144
5% 3/1/41	5,310	5,665
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,358
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	5,900	6,007
Series 2001 A1, 0.3%, tender 11/15/36	40,465	40,454
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,165
5% 1/1/25	1,000	1,158
5% 1/1/26	2,745	3,146
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,160
Indiana State Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,546
Series 2011 A, 5.25% 10/1/24	4,025	4,754
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,896
0% 12/1/17 (AMBAC Insured)	1,470	1,408
0% 6/1/18 (AMBAC Insured)	1,740	1,642
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,742
5% 10/1/21	5,500	6,485
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,614
5% 7/15/22	1,000	1,187
5% 7/15/23	2,700	3,204
5% 7/15/24	4,185	4,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lake Central Multi-District School Bldg. Corp. Series 2012 B: - continued
5% 7/15/25	$ 4,330	$ 5,072
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,591
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,362
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,510
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,523
		175,961
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,854
Waukee Cmnty. School District Series 2014 C, 4% 6/1/16	3,140	3,329
		5,183
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	333
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,238
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,122
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,589
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,494
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,670
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,186
5% 9/1/24	4,415	5,083
Series 2012 B, 5% 9/1/24	1,500	1,728
		21,443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	$ 1,290	$ 1,306
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,274
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.4%, tender 12/1/14 (c)(d)	5,000	5,000
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,500
(#90 Proj.) 5.75% 11/1/23	12,000	14,077
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,807
5.75% 10/1/38	6,430	7,325
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	27,438
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (c)	3,050	3,052
		68,779
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.578%, tender 5/1/17 (c)	30,000	30,179
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,944
Louisiana Pub. Facilities Auth. Rev.:
5% 7/1/15	1,705	1,765
5% 7/1/15 (Escrowed to Maturity)	1,035	1,072
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,523
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,821
Series 2012, 5% 12/1/20	3,200	3,578
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,434
		63,316
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,620
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	$ 2,080	$ 2,266
Series 2009, 6% 7/1/38	1,800	2,106
Series 2014, 5% 7/1/16	4,340	4,687
		13,679
Maryland - 1.7%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,743
Maryland Gen. Oblig. Series 2012 B, 5% 8/1/16	8,300	9,003
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,073
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,324
5% 7/1/18	2,500	2,848
Series 2010, 5.125% 7/1/39	3,600	3,828
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,095	1,134
Bonds:
Series 2012 C, 0.934%, tender 11/15/17 (c)	14,800	15,018
Series 2013 A:
0.684%, tender 5/15/18 (c)	5,800	5,871
0.704%, tender 5/15/18 (c)	8,400	8,508
Series 2010, 5.625% 7/1/30	2,400	2,503
Series 2013 A:
5% 7/1/24	1,245	1,430
5% 7/1/25	1,060	1,209
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,772
Series 2009 A, 5% 11/1/16	15,570	17,047
		84,311
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,004
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,104
Bonds Series 2013 U-6E, 0.59%, tender 9/30/16 (c)	7,100	7,092
Series 2013 A, 6.25% 11/15/28	5,000	5,495
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	$ 13,865	$ 16,756
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	5,760	6,244
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,730
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,521
Series 2011 A, 5% 4/1/23	10,000	11,973
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,133
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,679
5% 7/1/21	4,700	5,418
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (c)	7,000	7,244
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,044
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,610
		91,047
Michigan - 3.0%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,716
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,106
Series 2006 D, 0.8346% 7/1/32 (c)	5,520	4,710
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,299
5% 12/1/15	665	694
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,122
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,163
5% 11/15/21	650	756
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,741
5% 6/1/27	2,300	2,461
5% 6/1/39	4,930	5,030
Series 2012 B, 5% 7/1/22	2,900	3,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012:
5% 11/15/36	$ 7,100	$ 7,659
5% 11/15/42	1,560	1,672
Series 2013:
5% 8/15/28	5,585	6,090
5% 8/15/29	2,000	2,178
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,404
5% 12/1/26	980	1,061
Bonds Series 1999 B3, 0.3%, tender 11/15/33	37,635	37,625
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,932
Series 2014, 5% 11/15/16	5,000	5,479
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,329
Series 2014 D:
5% 9/1/22	1,000	1,175
5% 9/1/24	2,000	2,353
Univ. of Michigan Rev. Bonds 0.24%, tender 4/1/15 (c)	36,500	36,503
		152,382
Minnesota - 0.9%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,126
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,770
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,374
Minnesota Gen. Oblig.:
Series 2014 B, 3% 8/1/16	14,400	15,092
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,249
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,700
5% 1/1/20	4,500	5,196
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	335	343
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	$ 1,540	$ 1,724
5.5% 7/1/18	1,400	1,608
		44,182
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.57% 9/1/17 (c)	3,650	3,653
Missouri - 0.0%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,106
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	920	1,028
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
		2,505
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,199
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,751
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,797
		5,747
Nevada - 0.8%
Clark County Arpt. Rev. Series 2013 C1, 2.5% 7/1/15 (d)	14,900	15,155
Clark County School District Series 2014 A, 5.5% 6/15/16	3,480	3,779
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,817
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,197
5% 6/1/23	2,000	2,374
5% 6/1/24	2,000	2,362
5% 6/1/25	1,050	1,234
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
Series 2013 D1, 5% 3/1/25	$ 2,825	$ 3,355
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,017
		38,965
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,768
Series 2012:
4% 7/1/22	1,350	1,407
5% 7/1/26	1,280	1,405
Series 2013 A, 5% 10/1/43	2,430	2,617
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,659
5% 2/1/23	2,215	2,593
5% 2/1/24	1,775	2,068
		17,517
New Jersey - 3.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,439
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,429
5.25% 6/15/21	4,500	5,183
5.25% 6/15/22	10,585	12,054
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.25% 3/1/15 (Escrowed to Maturity)	3,000	3,063
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	6,636
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,531
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,666
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,288
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	4,798
Series 2012 G, 0.62% 2/1/15 (c)	8,800	8,802
Series 2012 II, 5% 3/1/21	7,600	8,675
Series 2013 I, 5.5% 9/1/19	4,385	5,086
Series 2013:
5% 3/1/23	9,300	10,592
5% 3/1/24	12,800	14,639
5% 3/1/25	1,400	1,583
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	$ 3,800	$ 4,428
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,969
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,230	2,293
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,497
Series 2012 AA:
5% 6/15/23	7,500	8,641
5% 6/15/24	12,000	13,745
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/16	18,000	19,441
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,025
		160,503
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	28,246
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,170
4% 9/1/16	3,000	3,203
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,216
		39,835
New York - 8.1%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,219
5.75% 7/1/40	1,000	1,125
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,956
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	463
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,894
Series 2014 J, 3% 8/1/16	10,100	10,574
Series 2014 K, 3% 8/1/16	5,045	5,282
Series 2015 A, 3% 8/1/16	47,530	49,753
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2015 B, 3% 8/1/16	$ 10,100	$ 10,574
Series J7, 0.51% 8/1/21 (c)	4,000	4,007
Series J8, 0.42% 8/1/21 (c)	4,900	4,902
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,583
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	920
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	5,039
Series 2009 S2, 6% 7/15/38	7,000	8,157
Series 2009 S3:
5.25% 1/15/34	17,500	19,700
5.25% 1/15/39	2,600	2,909
Series 2009 S4, 5.75% 1/15/39	6,400	7,346
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,652
5% 2/1/21	3,510	4,188
Series 2010 B, 5% 11/1/20	37,195	43,736
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	163
Series 2012 A, 5% 11/1/21	5,460	6,592
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,912
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,031
Series 2009 A, 5% 3/15/19	11,040	12,889
Series 2013 A, 5% 2/15/16	6,600	7,023
Series A:
5% 2/15/19	1,000	1,164
5% 2/15/20	3,000	3,546
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	700	757
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	2,032
Series 2009 A:
5% 7/1/20	5,000	5,808
5% 7/1/21	12,335	14,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 16,225	$ 18,575
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 B, 0.27%, tender 11/1/14 (c)	7,000	7,000
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.634%, tender 11/1/15 (c)	15,400	15,431
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,372
Series 2005 C, 5.25% 11/15/14	1,000	1,006
Series 2008 C, 6.5% 11/15/28	11,300	13,653
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (Pre-Refunded to 7/1/15 @ 100)	5,000	5,190
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,382
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,514
Series 2011 A, 5% 4/1/19	2,000	2,329
Series 2011 A1, 5% 4/1/20	2,220	2,623
Series 2011 A2, 5% 4/1/21	2,000	2,384
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,979
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	18,287
Series 2013 B, 5% 6/1/21	4,000	4,297
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,677
5% 11/15/24	4,000	4,873
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	5,400	5,701
		410,474
Non-State Specific - 0.0%
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (Escrowed to Maturity)	595	569
North Carolina - 1.6%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,479
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,709
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B: - continued
5% 1/1/16	$ 3,000	$ 3,170
5% 1/1/20	2,110	2,394
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	10,320	11,118
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,396
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,443
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,924
5% 6/1/22	4,000	4,556
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,910
Series 2012 A:
5% 1/1/19	10,475	12,066
5% 1/1/20	2,000	2,328
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.554%, tender 12/1/15 (c)	12,900	12,914
Wake County Gen. Oblig. Series 2014, 5% 9/1/16	9,000	9,795
		78,467
Ohio - 2.0%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,333
5% 2/15/23	2,175	2,521
Series 2012:
5% 2/15/21	1,500	1,751
5% 2/15/24	2,000	2,307
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,965
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,515
5% 6/1/17	3,780	4,138
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,444
5% 1/1/27	1,500	1,722
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,481
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	$ 2,465	$ 2,730
5% 6/15/26	2,590	2,838
5% 6/15/27	2,720	2,968
5% 6/15/28	2,855	3,072
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,611
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,130
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,678
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,593
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,771
5% 10/1/22	2,000	2,309
5% 10/1/23	3,000	3,452
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	2,934
Series 2013 B, 4% 6/15/16	2,860	3,037
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,269
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,489
Series 2013 A2, 0.34% 1/1/16 (c)	1,615	1,615
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	6,658
5% 12/1/14 (Escrowed to Maturity)	395	398
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	3,245
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,329
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,706
		101,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.7%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	$ 1,050	$ 1,054
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,258
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,616
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,573
5% 2/15/42	7,185	7,797
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,560
5% 1/1/22 (FSA Insured)	12,455	14,028
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006, 5% 12/15/14	850	858
		35,744
Oregon - 0.3%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,817
Series 2014 B, 5% 10/1/16	4,690	5,120
		12,937
Pennsylvania - 5.5%
Annville-Cleona School District:
5.5% 3/1/23	375	381
5.5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	925	945
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (c)	6,900	7,029
Series 2006 A, 3.5%, tender 6/1/20 (c)	18,000	18,436
Series 2006 B, 3.5%, tender 6/1/20 (c)	21,000	21,498
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,839
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,381
Econ. Dev. Fin. Auth. Unemployment Compensation Rev.:
Series 2012 A, 4% 7/1/16	6,000	6,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev.: - continued
Series 2012 B:
5% 7/1/21	$ 8,000	$ 9,016
5% 7/1/22	6,000	6,472
5% 1/1/23	3,000	3,173
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,172
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,906
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,616
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,967
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,620
Series 2009 A, 5% 6/1/17	2,925	3,219
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,592
5% 3/1/22	2,000	2,307
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 0.4%, tender 11/3/14 (c)(d)	8,400	8,401
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,933
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,825
Series 2010 A3, 5% 7/15/16	4,910	5,306
Series 2011:
5% 7/1/16	6,695	7,231
5% 7/1/21	2,100	2,507
Series 2012, 5% 7/1/16	19,100	20,629
Series 2013 1, 5% 4/1/16	3,400	3,635
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,416
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	15,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	$ 8,500	$ 9,409
Series 2009 B, 5% 12/1/16	12,500	13,699
Series 2013 A, 0.64% 12/1/17 (c)	7,600	7,631
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,213
0% 12/1/33 (a)	1,250	1,177
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,731
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	2,993
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,893
Tenth Series 1998, 5% 7/1/15	1,895	1,949
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,799
Philadelphia School District:
Series 2005 A, 5% 8/1/22	670	691
Series 2010 C:
5% 9/1/20	14,000	16,229
5% 9/1/21	6,000	6,802
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	30	31
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,137
Pittsburgh School District:
Series 2009 A, 4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,897
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,743
5% 9/1/20 (FSA Insured)	1,000	1,169
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,069
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,323
5% 4/1/24	1,365	1,563
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,190
		276,778
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.1%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	$ 3,000	$ 2,394
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	4,333
		6,727
South Carolina - 1.2%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,434
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	790
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,197
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,096
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,339
Series 2011 B, 5% 12/1/20	2,275	2,698
Series 2012 B, 5% 12/1/19	7,200	8,455
Series 2012 C, 5% 12/1/20	7,500	8,894
Series 2013 E, 5.5% 12/1/53	6,485	7,267
Series 2014 A, 5.5% 12/1/54	17,400	19,548
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,076
		58,794
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	410
5.25% 11/1/18	1,000	1,162
		1,572
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,846
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,899
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A, 4.75% 7/1/15	3,560	3,679
Rutherford County Gen. Oblig. Series 2012, 5% 4/1/16	1,280	1,369
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	$ 5,000	$ 5,405
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,300	1,355
		21,553
Texas - 10.5%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,966
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,488
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,102
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,822
6% 1/1/18	1,000	1,077
6% 1/1/19	1,335	1,433
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,786
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,847
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,329
5% 11/15/17	1,375	1,554
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,188
5.25% 2/15/42	6,000	6,454
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,366
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,201
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,253
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,621
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,576
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,258
5% 11/1/16	3,000	3,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2009 A: - continued
5% 11/1/19	$ 1,000	$ 1,176
5% 11/1/21	1,500	1,640
Series 2014 B:
5% 11/1/26 (d)	3,005	3,436
5% 11/1/27 (d)	1,280	1,454
5% 11/1/28 (d)	2,845	3,222
5% 11/1/30 (d)	5,435	6,114
5% 11/1/31 (d)	11,485	12,877
5% 11/1/32 (d)	14,530	16,106
5% 11/1/33 (d)	10,000	10,930
5% 11/1/34 (d)	2,365	2,580
Dallas Independent School District:
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,545
Series 2014 A, 4% 8/15/16	11,900	12,698
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,101
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	3,006
Gainesville Independent School District:
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	845	903
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	190	203
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,264
5.5% 4/1/53	5,900	6,460
Series 2013 C, 5.125% 10/1/43	2,500	2,687
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,075
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,228
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,530
Bonds Series 2012 B, 0.63%, tender 8/15/15 (c)	11,800	11,804
Series 2012 A, 0.47% 8/15/15 (c)	1,400	1,401
Series 2012 C:
5% 8/15/24	1,075	1,276
5% 8/15/25	3,860	4,560
Series 2014 A, 5% 10/1/16	7,580	8,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	$ 2,400	$ 3,012
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	9,310
Series 2012 A, 5% 7/1/23 (d)	2,400	2,767
Series A, 5.5% 7/1/39	6,000	6,819
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	6,353
0% 8/15/15	2,000	1,993
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.64%, tender 8/1/16 (c)	10,300	10,305
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,813
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,246
0% 2/15/17	1,400	1,385
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,030
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	998
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,614
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	18,409
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,580
Lower Colorado River Auth. Rev.:
5% 5/15/15	2,470	2,545
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	255	261
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	78
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,346
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	35	36
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,179
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	$ 170	$ 188
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,376
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,565
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,124
4% 12/15/24	1,825	1,997
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,113
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,488
Series 2011 A:
5.5% 9/1/41	10,155	11,804
6% 9/1/41	1,000	1,210
Pharr San Juan Alamo Independent School District 5% 2/1/16	2,265	2,406
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,294
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	985
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	796
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,068
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	593
5.25% 2/15/37	1,465	1,543
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,405
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,236
San Antonio Elec. & Gas Sys. Rev.:
Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	4,400	4,674
Series 2012, 5.25% 2/1/25	3,200	4,030
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,630
5% 9/15/24	7,490	8,750
5% 9/15/25	9,295	10,822
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	$ 6,000	$ 7,228
Snyder Independent School District 5.25% 2/15/26 (Pre-Refunded to 2/15/15 @ 100)	1,350	1,375
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,566
5% 10/1/20	2,180	2,565
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,730
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/14	2,005	2,017
5% 11/15/15	1,880	1,980
5.75% 11/15/24	4,700	5,393
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,178
5% 8/15/26	1,530	1,790
5% 8/15/28	1,620	1,872
5% 8/15/33	3,800	4,293
5.5% 9/1/43	5,350	5,892
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,005
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	8,970	9,607
Series 2009 A, 5% 10/1/16	4,400	4,804
Series 2011 A:
5% 8/1/19 (d)	1,545	1,808
5% 8/1/21 (d)	1,530	1,820
Series 2011 C:
5% 8/1/20 (d)	1,625	1,926
5% 8/1/21 (d)	1,460	1,737
Series 2014, 5% 10/1/16	13,700	14,956
5% 4/1/25	2,915	3,324
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	326
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	8,105
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	10,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.: - continued
Series 2013, 7% 12/31/38 (d)	$ 16,000	$ 19,649
Texas Pub. Fin. Auth. Rev.:
(Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,302
Series 2014 B:
4% 7/1/17	2,700	2,912
4% 7/1/18	2,800	2,924
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	7,400	7,421
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,677
Series 2007:
5% 4/1/25	2,500	2,753
5% 4/1/26	3,245	3,572
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,118
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,002
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,109
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	7,700	8,369
Series 2007 F, 4.75% 8/15/27	4,200	4,530
Waller Independent School District:
5.5% 2/15/26	3,220	3,634
5.5% 2/15/33	4,160	4,607
5.5% 2/15/37	4,820	5,312
Wylie Independent School District:
0% 8/15/20	10	8
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	754
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,818
		533,012
Utah - 0.5%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,591
5% 8/15/18	2,500	2,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	$ 3,000	$ 3,445
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	10,100	10,918
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,695
		27,516
Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,209
5% 12/1/15 (FSA Insured)	1,000	1,049
		2,258
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/14	3,000	3,000
Virginia - 1.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,143
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,461
5% 6/15/29	1,425	1,581
5% 6/15/33	1,520	1,651
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,800	3,011
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2014 A, 5% 8/1/16	4,275	4,636
Series 2014 C, 5% 8/1/16	34,625	37,549
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	3,300	3,537
Series Xll, 5% 4/15/16	5,100	5,466
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	7,600	7,851
		67,886
Washington - 1.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,705
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,491
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	$ 1,000	$ 1,028
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,763
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,747
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,189
5% 1/1/23	1,000	1,189
5% 1/1/24	2,330	2,756
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,012
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,984
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,689
Series 2009, 5.25% 1/1/42	1,900	2,066
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (d)	885	1,025
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,454
5% 12/1/19	1,385	1,599
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,243
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,604
5% 8/15/16	2,500	2,706
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,460
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,771
		71,481
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,087
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,507
		2,594
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.5%
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	$ 2,900	$ 3,115
Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,284
Series 2014 B, 5% 5/1/16	3,300	3,540
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,951
5.75% 7/1/30	2,000	2,231
Series 2013 B:
5% 7/1/25	1,000	1,119
5% 7/1/36	6,985	7,490
Series 2012:
5% 6/1/32	1,025	1,121
5% 8/15/32	1,650	1,803
5% 6/1/39	815	875
		24,529
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,071
TOTAL MUNICIPAL BONDS (Cost $4,609,235)		4,861,286
Municipal Notes - 1.0%

Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 10/30/14	8,255	8,264
New Jersey - 0.2%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	10,162
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - 0.6%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	22,745	$ 22,818
Oyster Bay Gen. Oblig. TAN Series 2014, 1% 3/27/15	10,700	10,725
		33,543
TOTAL MUNICIPAL NOTES (Cost $51,967)		51,969
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $4,661,202)		4,913,255
NET OTHER ASSETS (LIABILITIES) - 2.8%		142,724
NET ASSETS - 100%		$ 5,055,979
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts inthousands)
Fidelity Municipal Cash Central Fund	$ 23
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $4,661,000,000. Net unrealized appreciation aggregated $252,255,000, of which $263,044,000 related to appreciated investment securities and $10,789,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Bond
Fund

September 30, 2014

1.939055.102

IBZ-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.6%
		Principal Amount (b)	Value
Bailiwick of Jersey - 0.3%
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	$ 178,305
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	200,963
Cayman Islands - 0.8%
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (g)	GBP	170,000	294,044
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	170,000	297,781
TOTAL CAYMAN ISLANDS			591,825
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		200,000	210,247
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	280,114
France - 1.1%
BPCE SA 2.75% 7/8/26 (Reg. S) (g)	EUR	400,000	509,363
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	261,027
TOTAL FRANCE			770,390
Germany - 0.6%
Bayer AG 3% 7/1/75 (Reg S.) (g)	EUR	100,000	128,200
Muenchener Rueckversicherungs AG 6% 5/26/41 (g)	EUR	100,000	150,747
Symrise AG 2% 7/10/19	EUR	100,000	128,202
TOTAL GERMANY			407,149
Ireland - 1.9%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		270,000	282,577
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 1/15/22 (Reg S.)	EUR	450,000	553,061
Bank of Ireland 3.25% 1/15/19 (Reg. S)	EUR	400,000	531,118
TOTAL IRELAND			1,366,756
Italy - 1.5%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	311,973
Enel SpA 6.5% 1/10/74 (Reg. S) (g)	EUR	150,000	206,982
Intesa Sanpaolo SpA:
3.928% 9/15/26 (Reg. S)	EUR	200,000	251,372
5.017% 6/26/24 (c)		339,000	329,390
TOTAL ITALY			1,099,717
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - 0.6%
Gaz Capital SA (Luxembourg) 3.85% 2/6/20 (Reg. S)		$ 200,000	$ 183,500
Wind Acquisition Finance SA 4% 7/15/20 (Reg S.)	EUR	169,000	210,520
TOTAL LUXEMBOURG			394,020
Netherlands - 2.7%
ASML Holding NV 3.375% 9/19/23	EUR	150,000	213,227
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	250,000	311,983
Petrobras Global Finance BV 5.625% 5/20/43		53,000	46,945
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	450,000	674,232
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	135,721
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	400,000	511,969
TOTAL NETHERLANDS			1,894,077
Norway - 0.1%
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	67,549
Portugal - 0.3%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	200,000	227,349
Sweden - 0.4%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	270,212
United Arab Emirates - 0.5%
Emirates Telecommunications Corp. 2.75% 6/18/26	EUR	286,000	374,779
United Kingdom - 6.4%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	200,000	334,174
Aviva PLC 3.875% 7/3/44 (Reg. S) (g)	EUR	400,000	503,873
Barclays Bank PLC 6.75% 1/16/23 (g)	GBP	300,000	532,871
BSkyB Finance UK PLC 2.5% 9/15/26 (Reg. S)	EUR	450,000	573,732
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	323,250
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	115,000	214,401
HSBC Bank PLC:
5% 3/20/23 (g)	GBP	175,000	301,013
6.5% 7/7/23 (Reg. S)	GBP	105,000	200,366
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	228,331
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	500,000	814,628
WM Morrison Supermarkets PLC 4.75% 7/4/29 (Reg. S)	GBP	350,000	559,130
TOTAL UNITED KINGDOM			4,585,769
United States of America - 3.4%
Aon Corp. 5% 9/30/20		73,000	81,066
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		$ 190,000	$ 185,963
Chesapeake Energy Corp. 6.125% 2/15/21		160,000	174,000
DCP Midstream LLC 4.75% 9/30/21 (c)		100,000	106,263
Discover Financial Services 3.85% 11/21/22		75,000	75,392
ERP Operating LP 4.625% 12/15/21		73,000	79,654
Fifth Third Bancorp 8.25% 3/1/38		67,000	98,493
FirstEnergy Corp. 7.375% 11/15/31		133,000	157,231
Liberty Property LP 3.375% 6/15/23		52,000	50,471
NiSource Finance Corp.:
4.45% 12/1/21		73,000	78,364
5.25% 2/15/43		67,000	72,206
Prudential Financial, Inc. 4.5% 11/16/21		80,000	86,922
Puget Energy, Inc. 5.625% 7/15/22		160,000	183,594
Reynolds American, Inc. 3.25% 11/1/22		100,000	96,513
Sprint Communications, Inc. 7% 8/15/20		170,000	177,225
The AES Corp. 4.875% 5/15/23		200,000	190,000
Verizon Communications, Inc.:
5.012% 8/21/54 (c)		189,000	189,897
6.4% 9/15/33		95,000	115,595
6.55% 9/15/43		190,000	237,384
TOTAL UNITED STATES OF AMERICA			2,436,233
TOTAL NONCONVERTIBLE BONDS (Cost $15,531,711)			15,355,454
Commercial Mortgage Securities - 0.2%

United States of America - 0.2%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49 (Cost $154,160)		135,000	144,721
U.S. Government and Government Agency Obligations - 0.1%

U.S. Treasury Obligations - 0.1%
U.S. Treasury Notes 2.375% 8/15/24 (Cost $109,179)		110,000	108,763
Foreign Government and Government Agency Obligations - 72.5%
		Principal Amount (b)	Value
Australia - 3.8%
Australian Commonwealth:
2.75% 4/21/24	AUD	690,000	$ 568,081
4.75% 6/15/16	AUD	911,000	826,189
5.25% 3/15/19	AUD	419,000	402,639
5.5% 1/21/18	AUD	240,000	228,079
5.5% 4/21/23	AUD	251,000	253,831
5.75% 7/15/22	AUD	424,000	432,572
TOTAL AUSTRALIA			2,711,391
Belgium - 0.8%
Belgian Kingdom:
2.25% 6/22/23	EUR	278,000	386,599
2.6% 6/22/24 (Reg.S) (c)	EUR	150,000	213,248
TOTAL BELGIUM			599,847
Brazil - 0.3%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		200,000	213,560
Canada - 4.5%
Canadian Government:
1.25% 3/1/18 (f)	CAD	680,000	604,972
1.25% 9/1/18 (e)	CAD	860,000	761,418
2.25% 6/1/25	CAD	110,000	98,132
2.5% 6/1/24	CAD	480,000	441,538
2.75% 6/1/22	CAD	160,000	151,000
4% 6/1/41	CAD	168,000	187,744
5% 6/1/37	CAD	280,000	350,433
5.75% 6/1/29	CAD	301,000	378,686
Ontario Province 4.65% 6/2/41	CAD	200,000	210,065
TOTAL CANADA			3,183,988
Chile - 0.1%
Chilean Republic 6% 3/1/18	CLP	50,000,000	89,138
Czech Republic - 0.7%
Czech Republic:
1.5% 10/29/19	CZK	4,810,000	232,015
2.5% 8/25/28	CZK	1,360,000	67,900
4.2% 12/4/36	CZK	710,000	41,897
5.7% 5/25/24	CZK	2,380,000	154,198
TOTAL CZECH REPUBLIC			496,010
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Denmark - 0.7%
Danish Kingdom 1.5% 11/15/23	DKK	2,621,000	$ 467,435
France - 6.7%
French Government:
OAT 3.25% 5/25/45	EUR	317,000	477,998
1% 5/25/18	EUR	1,690,000	2,203,714
1% 5/25/19	EUR	430,000	561,874
2.25% 5/25/24	EUR	860,000	1,191,836
2.5% 5/25/30	EUR	226,000	308,519
TOTAL FRANCE			4,743,941
Germany - 5.6%
German Federal Republic:
1.75% 7/4/22	EUR	1,100,000	1,513,272
2% 8/15/23	EUR	480,000	669,728
4.75% 7/4/28	EUR	20,000	36,065
4.75% 7/4/34	EUR	763,000	1,458,060
5.5% 1/4/31	EUR	140,000	277,406
TOTAL GERMANY			3,954,531
Iceland - 1.0%
Republic of Iceland 2.5% 7/15/20	EUR	550,000	710,308
Indonesia - 2.4%
Indonesian Republic:
2.875% 7/7/21	EUR	550,000	701,624
6.875% 1/17/18 (Reg. S)		900,000	1,013,625
TOTAL INDONESIA			1,715,249
Ireland - 0.2%
Irish Republic:
4.5% 4/18/20	EUR	60,000	91,326
5.4% 3/13/25	EUR	45,000	75,713
TOTAL IRELAND			167,039
Israel - 1.1%
Israeli State:
2.5% 5/31/16	ILS	500,000	140,758
3.75% 3/31/24	ILS	639,000	193,645
5.5% 1/31/22	ILS	341,000	115,383
6% 2/28/19	ILS	1,035,000	340,674
TOTAL ISRAEL			790,460
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - 5.0%
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	175,000	$ 227,694
3.5% 12/1/18	EUR	826,000	1,155,286
4.5% 5/1/23	EUR	268,000	401,868
4.5% 3/1/24	EUR	415,000	623,920
Italian Republic:
3.75% 4/15/16	EUR	327,000	434,412
5% 8/1/34	EUR	335,000	530,954
5% 9/1/40	EUR	65,000	101,864
6% 5/1/31	EUR	26,000	45,517
TOTAL ITALY			3,521,515
Japan - 14.1%
Japan Government:
0.2% 3/20/19	JPY	367,500,000	3,357,801
0.5% 9/20/24	JPY	11,250,000	102,390
0.6% 3/20/23	JPY	33,150,000	307,245
0.6% 3/20/24	JPY	225,850,000	2,081,615
0.6% 6/20/24	JPY	6,950,000	63,950
1.2% 6/20/21	JPY	92,500,000	896,280
1.4% 9/20/34	JPY	2,200,000	20,228
1.5% 3/20/34	JPY	77,550,000	729,370
1.5% 6/20/34	JPY	11,450,000	107,351
1.6% 3/20/33	JPY	43,100,000	416,705
1.7% 3/20/32	JPY	80,250,000	795,468
1.7% 12/20/32	JPY	27,150,000	267,216
1.7% 9/20/33	JPY	17,000,000	166,050
1.7% 12/20/43	JPY	14,000,000	130,238
1.8% 9/20/43	JPY	30,000,000	285,694
2% 3/20/42	JPY	17,000,000	169,614
2.5% 6/20/34	JPY	14,500,000	158,795
TOTAL JAPAN			10,056,010
Korea (South) - 4.0%
Korean Republic:
2.75% 3/10/18	KRW	1,571,600,000	1,507,242
3% 3/10/23	KRW	560,000,000	540,845
3% 12/10/42	KRW	276,000,000	259,313
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - continued
Korean Republic: - continued
3.125% 3/10/19	KRW	423,270,000	$ 411,481
3.5% 3/10/24	KRW	130,500,000	131,051
TOTAL KOREA (SOUTH)			2,849,932
Malaysia - 0.7%
Malaysian Government:
3.48% 3/15/23	MYR	1,040,000	308,053
3.814% 2/15/17	MYR	629,000	193,185
TOTAL MALAYSIA			501,238
Mexico - 2.5%
United Mexican States:
2.375% 4/9/21	EUR	272,000	357,463
3.625% 4/9/29	EUR	100,000	137,862
8.5% 5/31/29	MXN	14,500,000	1,272,502
TOTAL MEXICO			1,767,827
Netherlands - 0.7%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	255,000	344,127
2.5% 1/15/33	EUR	120,000	170,880
TOTAL NETHERLANDS			515,007
New Zealand - 0.4%
New Zealand Government:
5.5% 4/15/23	NZD	72,000	61,595
6% 12/15/17	NZD	272,000	225,612
TOTAL NEW ZEALAND			287,207
Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	362,000	60,263
4.5% 5/22/19	NOK	520,000	90,875
Norway Government Bond 3% 3/14/24	NOK	367,000	60,682
TOTAL NORWAY			211,820
Poland - 2.1%
Polish Government:
4% 10/25/23	PLN	806,000	262,795
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Poland - continued
Polish Government: - continued
5% 4/25/16	PLN	2,059,000	$ 650,374
5.5% 10/25/19	PLN	1,529,000	529,704
5.75% 4/25/29	PLN	122,000	47,299
TOTAL POLAND			1,490,172
Russia - 1.2%
Russian Federation:
7% 8/16/23	RUB	10,993,000	239,622
7.35% 1/20/16	RUB	15,344,000	381,469
7.5% 2/27/19	RUB	10,262,000	243,203
TOTAL RUSSIA			864,294
Singapore - 0.6%
Republic of Singapore 3.25% 9/1/20	SGD	540,000	454,918
South Africa - 2.1%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	259,235
6.75% 3/31/21	ZAR	1,400,000	116,912
8% 12/21/18	ZAR	3,331,000	300,092
8% 1/31/30	ZAR	1,653,000	137,482
8.25% 9/15/17	ZAR	4,000,000	364,252
10.5% 12/21/26	ZAR	2,981,000	307,470
TOTAL SOUTH AFRICA			1,485,443
Spain - 4.4%
Spanish Kingdom:
2.1% 4/30/17	EUR	747,000	982,969
3.75% 10/31/18	EUR	788,000	1,115,116
4.4% 10/31/23 (c)	EUR	527,000	800,703
5.15% 10/31/44	EUR	153,000	251,934
TOTAL SPAIN			3,150,722
Sweden - 0.5%
Sweden Kingdom 2.5% 5/12/25	SEK	2,340,000	356,036
Switzerland - 1.1%
Switzerland Confederation:
1.25% 6/11/24	CHF	568,000	638,383
3.5% 4/8/33	CHF	80,000	118,035
TOTAL SWITZERLAND			756,418
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Thailand - 0.9%
Kingdom of Thailand:
3.45% 3/8/19	THB	9,462,000	$ 297,279
3.625% 6/16/23	THB	10,423,000	327,462
TOTAL THAILAND			624,741
Turkey - 1.5%
Turkish Republic:
8.3% 6/20/18	TRY	595,000	250,383
8.5% 9/14/22	TRY	499,000	203,410
8.8% 11/14/18	TRY	708,000	302,911
9% 1/27/16	TRY	689,000	299,851
TOTAL TURKEY			1,056,555
United Kingdom - 2.5%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	173,000	290,559
4.25% 6/7/32	GBP	140,000	271,221
4.5% 12/7/42	GBP	580,000	1,203,269
TOTAL UNITED KINGDOM			1,765,049
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $53,038,570)			51,557,801
Preferred Securities - 4.4%

Belgium - 0.3%
KBC Groupe SA 5.625% (Reg. S) (d)(g)	EUR	200,000	242,657
France - 0.7%
Credit Agricole SA 6.625% (c)(d)(g)		200,000	191,179
EDF SA 5.625% (Reg. S) (d)(g)		300,000	315,526
TOTAL FRANCE			506,705
Germany - 1.7%
RWE AG 4.625% (d)(g)	EUR	920,000	1,187,408
Sweden - 0.4%
Vattenfall Treasury AB 5.25% (d)(g)	EUR	220,000	289,248
Preferred Securities - continued
		Principal Amount (b)	Value
United Kingdom - 1.3%
Barclays Bank PLC 7.625% 11/21/22		$ 250,000	$ 275,546
HSBC Holdings PLC 5.25% (d)(g)	EUR	500,000	627,239
TOTAL UNITED KINGDOM			902,785
TOTAL PREFERRED SECURITIES (Cost $3,345,549)			3,128,803
Money Market Funds - 1.6%
Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $1,157,511)	1,157,511	1,157,511
Purchased Swaptions - 0.1%
	Expiration Date		Notional Amount (b)
Put Options - 0.1%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	EUR	1,300,000	13,968
Option on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	EUR	2,000,000	21,489
Option on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .65%	10/15/14	EUR	7,000,000	11,197
TOTAL PURCHASED SWAPTIONS (Cost $60,841)				46,654
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $73,397,521)	71,499,707
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(353,238)
NET ASSETS - 100%	$ 71,146,469
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
23 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2014	$ 2,866,734	$ 17,384
13 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2014	1,792,781	17,894
TOTAL TREASURY CONTRACTS		4,659,515	35,278
Bond Index Contracts
2 Eurex Euro-Bobl Contracts (Germany)	Dec. 2014	323,139	(1,067)
6 Eurex Euro-Bund Contracts (Germany)	Dec. 2014	1,134,472	(6,710)
2 LIFFE Long Gilt Contracts (United Kingdom)	Dec. 2014	366,834	(1,378)
TOTAL BOND INDEX CONTRACTS		1,824,445	(9,155)
TOTAL SOLD		$ 6,483,960	$ 26,123

The face value of futures sold as a percentage of net assets is 9.1%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
10/1/14	EUR	JPMorgan Chase Bank, N.A.	Buy	366,000	$ 464,893	$ (2,617)
11/12/14	AUD	Barclays Bank PLC	Buy	92,000	80,273	35
11/12/14	AUD	Barclays Bank PLC	Sell	263,000	243,838	14,263
11/12/14	AUD	Citibank, N.A.	Buy	278,000	258,760	(16,092)
11/12/14	AUD	JPMorgan Chase Bank, N.A.	Sell	68,000	59,549	192
11/12/14	CAD	Barclays Bank PLC	Sell	83,000	74,195	160
11/12/14	CAD	Citibank, N.A.	Buy	593,000	550,503	(21,556)
11/12/14	CAD	JPMorgan Chase Bank, N.A.	Sell	43,000	38,732	377
11/12/14	CHF	Citibank, N.A.	Buy	550,000	612,937	(36,636)
11/12/14	CZK	Barclays Bank PLC	Buy	81,000	3,770	(47)
11/12/14	CZK	Citibank, N.A.	Buy	3,677,000	181,414	(12,405)
11/12/14	DKK	Citibank, N.A.	Buy	630,000	114,320	(7,401)
11/12/14	EUR	Barclays Bank PLC	Buy	15,000	20,090	(1,139)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
11/12/14	EUR	Barclays Bank PLC	Buy	76,000	$ 101,744	$ (5,725)
11/12/14	EUR	Barclays Bank PLC	Buy	182,000	235,668	(5,727)
11/12/14	EUR	Barclays Bank PLC	Buy	1,420,000	1,921,572	(127,529)
11/12/14	EUR	Barclays Bank PLC	Sell	58,000	77,449	4,171
11/12/14	EUR	Barclays Bank PLC	Sell	66,000	84,795	1,410
11/12/14	EUR	Barclays Bank PLC	Sell	80,000	106,866	5,793
11/12/14	EUR	Barclays Bank PLC	Sell	164,000	219,809	12,610
11/12/14	EUR	Deutsche Bank AG	Buy	42,000	56,184	(3,121)
11/12/14	EUR	Deutsche Bank AG	Buy	202,000	271,189	(15,980)
11/12/14	EUR	Deutsche Bank AG	Buy	414,000	539,495	(16,443)
11/12/14	EUR	Deutsche Bank AG	Sell	412,000	553,325	32,800
11/12/14	EUR	Goldman Sachs Bank USA	Buy	29,000	37,023	(384)
11/12/14	EUR	Goldman Sachs Bank USA	Sell	173,000	223,098	4,528
11/12/14	EUR	JPMorgan Chase Bank, N.A.	Buy	216,000	280,300	(7,403)
11/12/14	EUR	JPMorgan Chase Bank, N.A.	Sell	20,000	25,876	608
11/12/14	EUR	JPMorgan Chase Bank, N.A.	Sell	67,000	85,449	800
11/12/14	EUR	JPMorgan Chase Bank, N.A.	Sell	73,000	98,340	6,111
11/12/14	EUR	JPMorgan Chase Bank, N.A.	Sell	131,000	173,009	7,502
11/12/14	EUR	JPMorgan Chase Bank, N.A.	Sell	139,000	182,784	7,170
11/12/14	EUR	JPMorgan Chase Bank, N.A.	Sell	302,000	384,198	2,648
11/12/14	EUR	JPMorgan Chase Bank, N.A.	Sell	335,000	425,637	2,395
11/12/14	EUR	Morgan Stanley Cap. Group	Buy	329,000	434,519	(18,857)
11/12/14	GBP	BNP Paribas	Sell	139,000	237,219	11,962
11/12/14	GBP	Barclays Bank PLC	Buy	23,000	38,246	(974)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
11/12/14	GBP	Barclays Bank PLC	Buy	453,000	$ 746,997	$ (12,887)
11/12/14	GBP	Barclays Bank PLC	Sell	57,000	92,372	1
11/12/14	GBP	Barclays Bank PLC	Sell	210,000	344,805	4,489
11/12/14	GBP	Citibank, N.A.	Sell	66,000	111,976	5,020
11/12/14	GBP	JPMorgan Chase Bank, N.A.	Sell	23,000	37,544	271
11/12/14	GBP	JPMorgan Chase Bank, N.A.	Sell	41,000	67,478	1,035
11/12/14	GBP	JPMorgan Chase Bank, N.A.	Sell	44,000	71,629	324
11/12/14	GBP	JPMorgan Chase Bank, N.A.	Sell	71,000	118,397	3,338
11/12/14	GBP	JPMorgan Chase Bank, N.A.	Sell	201,000	325,937	205
11/12/14	HKD	Citibank, N.A.	Buy	393,000	50,704	(96)
11/12/14	JPY	Barclays Bank PLC	Buy	4,150,000	40,769	(2,919)
11/12/14	JPY	Barclays Bank PLC	Buy	10,150,000	97,422	(4,849)
11/12/14	JPY	Barclays Bank PLC	Buy	11,900,000	108,514	20
11/12/14	JPY	Barclays Bank PLC	Sell	3,150,000	30,701	1,972
11/12/14	JPY	Barclays Bank PLC	Sell	11,800,000	112,179	4,557
11/12/14	JPY	Barclays Bank PLC	Sell	14,200,000	139,578	10,067
11/12/14	JPY	Deutsche Bank AG	Buy	315,600,000	3,116,172	(237,740)
11/12/14	JPY	JPMorgan Chase Bank, N.A.	Sell	4,900,000	45,120	430
11/12/14	JPY	JPMorgan Chase Bank, N.A.	Sell	17,700,000	162,237	804
11/12/14	KRW	Barclays Bank PLC	Buy	620,644,000	601,487	(14,288)
11/12/14	KRW	Barclays Bank PLC	Sell	154,600,000	145,855	(414)
11/12/14	KRW	Morgan Stanley Cap. Group	Sell	284,400,000	277,220	8,146
11/12/14	MXN	Barclays Bank PLC	Buy	1,053,000	78,969	(796)
11/12/14	MXN	Citibank, N.A.	Buy	10,751,000	823,040	(24,910)
11/12/14	MXN	JPMorgan Chase Bank, N.A.	Sell	857,000	63,506	(115)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/12/14	MYR	Barclays Bank PLC	Buy	87,000	$ 27,266	$ (749)
11/12/14	NOK	Deutsche Bank AG	Buy	204,000	32,663	(958)
11/12/14	NZD	Barclays Bank PLC	Sell	43,000	36,971	3,545
11/12/14	PLN	Deutsche Bank AG	Buy	32,000	10,352	(708)
11/12/14	PLN	JPMorgan Chase Bank, N.A.	Sell	81,000	25,003	591
11/12/14	RUB	Barclays Bank PLC	Sell	1,361,000	37,644	3,569
11/12/14	RUB	JPMorgan Chase Bank, N.A.	Sell	2,480,000	62,817	727
11/12/14	SEK	Barclays Bank PLC	Buy	294,000	42,978	(2,241)
11/12/14	SEK	Barclays Bank PLC	Buy	6,043,000	850,663	(13,347)
11/12/14	SEK	Deutsche Bank AG	Sell	2,118,000	308,832	15,362
11/12/14	THB	JPMorgan Chase Bank, N.A.	Sell	1,679,000	51,790	104
11/12/14	TRY	Barclays Bank PLC	Buy	106,000	47,841	(1,786)
11/12/14	TRY	Barclays Bank PLC	Buy	168,000	72,878	114
11/12/14	TRY	Deutsche Bank AG	Sell	233,000	107,411	6,178
11/12/14	ZAR	Barclays Bank PLC	Buy	66,000	6,133	(324)
11/12/14	ZAR	Barclays Bank PLC	Buy	923,000	84,795	(3,559)
11/12/14	ZAR	Barclays Bank PLC	Sell	798,000	70,152	(83)
11/12/14	ZAR	Deutsche Bank AG	Buy	129,000	11,910	(556)
11/12/14	ZAR	Morgan Stanley Cap. Group	Sell	1,570,000	144,514	6,333
						$ (430,624)

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty (4)	Fixed Payment Received/ (Paid)	Notional Amount (2) (3)		Value	Upfront Premium Received/ (Paid) (5)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 22 Index		Jun. 2019	CME	(5%)		$ 1,831,500	$ (20,922)	$ 0	$ (20,922)
Kering SA		Dec. 2017	Credit Suisse International	(1%)	EUR	150,000	(3,764)	(894)	(4,658)
Metro AG		Sep. 2019	Credit Suisse International	(1%)	EUR	570,000	6,227	(1,296)	4,931
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	300,000	4,420	(590)	3,830
Valeo SA		Jun. 2018	Citibank, N.A.	(1%)	EUR	200,000	(4,684)	(3,552)	(8,236)
Valeo SA		Sep. 2018	Barclays Bank PLC	(1%)	EUR	200,000	(4,637)	(2,167)	(6,804)
TOTAL BUY PROTECTION							(23,360)	(8,499)	(31,859)
Sell Protection
Commerzbank AG	Ba2	Sep. 2019	Credit Suisse International	5%	EUR	175,000	38,994	(25,187)	13,807
TOTAL CREDIT DEFAULT SWAPS							$ 15,634	$ (33,686)	$ (18,052)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(5) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Quarterly Report

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,254,487 or 3.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $132,806.
(f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $84,518.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 907
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 15,355,454	$ -	$ 15,355,454	$ -
Commercial Mortgage Securities	144,721	-	144,721	-
U.S. Government and Government Agency Obligations	108,763	-	108,763	-
Foreign Government and Government Agency Obligations	51,557,801	-	51,557,801	-
Preferred Securities	3,128,803	-	3,128,803	-
Money Market Funds	1,157,511	1,157,511	-	-
Purchased Swaptions	46,654	-	46,654	-
Total Investments in Securities:	$ 71,499,707	$ 1,157,511	$ 70,342,196	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 192,737	$ -	$ 192,737	$ -
Futures Contracts	35,278	35,278	-	-
Swaps	49,641	-	49,641	-
Total Assets	$ 277,656	$ 35,278	$ 242,378	$ -
Liabilities
Foreign Currency Contracts	$ (623,361)	$ -	$ (623,361)	$ -
Futures Contracts	(9,155)	(9,155)	-	-
Swaps	(34,007)	-	(34,007)	-
Total Liabilities	$ (666,523)	$ (9,155)	$ (657,368)	$ -
Total Other Derivative Instruments:	$ (388,867)	$ 26,123	$ (414,990)	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $73,390,246. Net unrealized depreciation aggregated $1,890,539, of which $1,004,492 related to appreciated investment securities and $2,895,031 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts. The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption Futures Contracts. The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions Purchased Options, Purchased Swaptions, Written Options and Written Swaptions.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.
Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

September 30, 2014

1.808788.110

FSN-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.9%
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.8%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.) (e)	GBP	5,050	$ 8,339
4.7201% 7/31/18 (Reg. S)	GBP	2,262	3,880
Affinia Group, Inc. 7.75% 5/1/21		$ 870	894
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (h)(m)		1,765	1,571
Chassix, Inc. 9.25% 8/1/18 (h)		6,490	6,409
Dana Holding Corp.:
5.375% 9/15/21		2,915	2,966
6% 9/15/23		2,915	3,010
6.5% 2/15/19		2,040	2,117
6.75% 2/15/21		10,990	11,635
Delphi Corp. 5% 2/15/23		7,707	8,254
Exide Technologies 8.625% 2/1/18 (d)		1,855	464
International Automotive Components Group SA 9.125% 6/1/18 (h)		4,835	5,101
Lear Corp. 4.75% 1/15/23		5,380	5,313
Pittsburgh Glass Works LLC 8% 11/15/18 (h)		947	1,004
Stoneridge, Inc. 9.5% 10/15/17 (h)		1,870	1,964
Tenneco, Inc. 6.875% 12/15/20		5,580	5,887
			68,808
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		6,750	7,163
8.25% 6/15/21		6,750	7,358
General Motors Financial Co., Inc. 4.25% 5/15/23		1,965	1,972
			16,493
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)		1,285	1,259
LKQ Corp. 4.75% 5/15/23		935	902
			2,161
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.5% 9/1/19 (h)		19,875	19,974
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 1.4%
24 Hour Holdings III LLC 8% 6/1/22 (h)		$ 1,605	$ 1,485
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	15,513	5,926
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (h)		23,270	20,361
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,326
FelCor Lodging LP 5.625% 3/1/23		3,575	3,495
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,585	1,609
4.875% 11/1/20		4,140	4,222
5.375% 11/1/23		3,290	3,356
Graton Economic Development Authority 9.625% 9/1/19 (h)		8,965	10,243
MCE Finance Ltd. 5% 2/15/21 (h)		9,533	9,152
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(m)		2,740	2,726
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		2,944	3,212
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		995	1,030
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (h)		6,800	6,698
11% 10/1/21 (h)		7,885	7,392
Playa Resorts Holding BV 8% 8/15/20 (h)		4,265	4,457
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		3,720	3,627
Six Flags Entertainment Corp. 5.25% 1/15/21 (h)		6,400	6,208
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (h)		407	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (h)		6,290	5,960
5.375% 3/15/22		12,640	12,861
Wynn Macau Ltd. 5.25% 10/15/21 (h)		3,955	3,817
			119,163
Household Durables - 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		2,685	2,698
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		2,210	2,293
D.R. Horton, Inc.:
4.375% 9/15/22		4,685	4,509
4.75% 2/15/23		1,740	1,688
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc.: - continued
5.75% 8/15/23		$ 1,485	$ 1,541
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		5,840	6,117
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		21,185	21,556
6.875% 2/15/21		5,380	5,676
8.25% 2/15/21		6,135	6,488
8.5% 5/15/18 (f)		390	404
9.875% 8/15/19		3,585	3,858
Springs Industries, Inc. 6.25% 6/1/21		1,270	1,245
Standard Pacific Corp.:
8.375% 5/15/18		2,005	2,276
8.375% 1/15/21		3,850	4,408
Toll Brothers Finance Corp.:
4.375% 4/15/23		5,175	4,929
5.875% 2/15/22		4,920	5,228
William Lyon Homes, Inc. 8.5% 11/15/20		1,910	2,063
			76,977
Internet & Catalog Retail - 0.1%
Netflix, Inc. 5.375% 2/1/21 (h)		3,420	3,488
Media - 3.5%
Altice S.A. 7.75% 5/15/22 (h)		22,680	23,417
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,592
Anna Merger Sub, Inc. 7.75% 10/1/22 (h)		5,660	5,688
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,100	8,955
BSkyB Finance UK PLC 2.5% 9/15/26 (Reg. S)	EUR	4,550	5,801
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (h)		865	864
5.625% 2/15/24 (h)		935	937
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		11,865	11,390
5.25% 3/15/21		4,240	4,155
5.25% 9/30/22		6,185	6,054
5.75% 9/1/23		3,975	3,955
5.75% 1/15/24		3,925	3,905
6.625% 1/31/22		7,175	7,534
7.375% 6/1/20		4,895	5,176
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		$ 5,380	$ 5,535
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)		11,900	11,379
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,200	4,001
5.125% 12/15/22		1,250	1,228
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (m)		4,297	3,918
Clear Channel Worldwide Holdings, Inc. Series A, 6.5% 11/15/22		6,795	6,880
DISH DBS Corp.:
5% 3/15/23		11,394	10,931
5.125% 5/1/20		410	409
5.875% 7/15/22		10,425	10,634
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (h)		1,895	1,980
Gannett Co., Inc.:
4.875% 9/15/21 (h)		2,940	2,844
5.5% 9/15/24 (h)		2,940	2,896
Liberty Media Corp.:
8.25% 2/1/30		1,960	2,149
8.5% 7/15/29		1,730	1,929
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		12,625	13,951
MDC Partners, Inc. 6.75% 4/1/20 (h)		4,695	4,836
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(m)		6,955	6,572
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (h)		2,155	2,107
Numericable Group SA:
4.875% 5/15/19 (h)		6,080	6,004
6% 5/15/22 (h)		25,365	25,555
6.25% 5/15/24 (h)		25,652	25,588
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,496
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		2,335	2,382
Regal Entertainment Group:
5.75% 6/15/23		8,095	7,974
5.75% 2/1/25		1,215	1,200
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Television Group, Inc. 5.375% 4/1/21		$ 4,205	$ 4,142
Sirius XM Radio, Inc.:
4.25% 5/15/20 (h)		5,085	4,869
4.625% 5/15/23 (h)		2,100	1,953
5.25% 8/15/22 (h)		6,040	6,297
Starz LLC/Starz Finance Corp. 5% 9/15/19		3,675	3,712
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,190	6,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)		4,720	4,767
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (h)(m)		885	907
WMG Acquisition Corp.:
5.625% 4/15/22 (h)		860	862
6.75% 4/15/22 (h)		3,445	3,324
			297,134
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,315	1,407
CST Brands, Inc. 5% 5/1/23		1,130	1,102
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (h)(m)		1,980	2,044
L Brands, Inc. 5.625% 10/15/23		3,955	4,123
Limited Brands, Inc. 5.625% 2/15/22		6,025	6,281
Sonic Automotive, Inc. 5% 5/15/23		685	654
The Men's Wearhouse, Inc. 7% 7/1/22 (h)		1,455	1,470
			17,081
Textiles, Apparel & Luxury Goods - 0.1%
Polymer Group, Inc.:
6.875% 6/1/19 (h)		1,580	1,572
7.75% 2/1/19		1,233	1,276
PVH Corp. 4.5% 12/15/22		9,300	9,091
			11,939
TOTAL CONSUMER DISCRETIONARY			633,218
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.4%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (h)		3,880	3,802
ESAL GmbH 6.25% 2/5/23 (h)		8,690	8,429
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (h)		1,145	1,114
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.:
6.75% 6/15/21		$ 12,320	$ 12,597
9.25% 3/15/20		3,130	3,412
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)		1,245	1,354
			30,708
Food Products - 0.4%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,281
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		4,715	4,963
H.J. Heinz Co. 4.25% 10/15/20		8,415	8,362
JBS Investments GmbH 7.25% 4/3/24 (h)		5,200	5,343
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (h)		2,630	2,762
8.25% 2/1/20 (h)		2,900	3,089
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		1,445	1,369
Post Holdings, Inc.:
6% 12/15/22 (h)		2,140	1,958
7.375% 2/15/22		2,105	2,084
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,453
			35,664
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		1,205	1,256
6.625% 11/15/22		1,425	1,496
			2,752
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,203
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		1,065	993
NBTY, Inc. 9% 10/1/18		4,475	4,654
Prestige Brands, Inc. 8.125% 2/1/20		675	719
Revlon Consumer Products Corp. 5.75% 2/15/21		15,880	15,562
			23,131
TOTAL CONSUMER STAPLES			92,255
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - 6.2%
Energy Equipment & Services - 0.5%
Basic Energy Services, Inc. 7.75% 10/15/22		$ 3,110	$ 3,234
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (h)		2,850	2,857
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (h)		2,890	2,811
Forbes Energy Services Ltd. 9% 6/15/19		3,455	3,412
Forum Energy Technologies, Inc. 6.25% 10/1/21		2,135	2,194
McDermott International, Inc. 8% 5/1/21 (h)		3,960	3,871
Offshore Group Investment Ltd.:
7.125% 4/1/23		4,915	4,331
7.5% 11/1/19		1,965	1,823
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)		8,280	8,301
Precision Drilling Corp.:
5.25% 11/15/24 (h)		3,935	3,888
6.5% 12/15/21		850	876
Summit Midstream Holdings LLC 7.5% 7/1/21		1,730	1,873
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		1,450	1,500
			40,971
Oil, Gas & Consumable Fuels - 5.7%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		5,985	6,142
4.875% 3/15/24		2,345	2,398
Afren PLC:
6.625% 12/9/20 (h)		2,010	1,915
10.25% 4/8/19 (Reg. S)		4,245	4,542
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (h)		7,160	6,551
7.375% 11/1/21 (h)		6,415	5,870
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21		2,730	2,542
6.625% 10/1/20		4,110	4,202
BP Capital Markets PLC 2.213% 9/25/26 (Reg. S)	EUR	7,050	8,929
California Resources Corp.:
5% 1/15/20 (h)(j)		4,180	4,243
5.5% 9/15/21 (h)(j)		5,435	5,517
6% 11/15/24 (h)(j)		3,625	3,725
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20		4,120	4,532
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,755
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Citgo Petroleum Corp. 6.25% 8/15/22 (h)		$ 5,765	$ 5,996
Concho Resources, Inc.:
5.5% 4/1/23		11,240	11,690
6.5% 1/15/22		5,640	5,993
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		5,685	5,713
6.125% 3/1/22		2,945	2,952
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		6,220	6,344
Denbury Resources, Inc. 5.5% 5/1/22		4,965	4,915
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		1,115	823
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200	121
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	4,998
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		2,360	2,431
Energy Partners Ltd. 8.25% 2/15/18		10,030	10,256
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	2,009
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		3,178	3,344
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (h)		950	945
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	3,134
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)		3,220	3,413
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,280	4,408
Jupiter Resources, Inc. 8.5% 10/1/22 (h)		4,900	4,349
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (h)		1,065	1,246
KazMunaiGaz National Co. 5.75% 4/30/43 (h)		3,510	3,286
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (h)		3,285	3,425
5.625% 11/15/23 (h)		3,970	4,218
Kosmos Energy Ltd. 7.875% 8/1/21 (h)		2,105	2,126
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)		5,160	5,418
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		1,990	2,035
6.25% 6/15/22		5,454	5,740
Newfield Exploration Co. 5.625% 7/1/24		4,490	4,804
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		$ 1,910	$ 2,015
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		4,055	4,075
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		5,503	5,985
Pan American Energy LLC 7.875% 5/7/21 (h)		3,445	3,600
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		8,170	8,558
Pemex Project Funding Master Trust:
6.625% 6/15/35		10,135	11,762
6.625% 6/15/38		395	457
8.625% 12/1/23 (f)		430	537
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		2,610	2,638
6.875% 1/20/40		6,660	6,879
Petroleos de Venezuela SA:
4.9% 10/28/14		8,670	8,497
6% 5/16/24 (h)		2,010	1,084
6% 11/15/26 (h)		4,370	2,272
8.5% 11/2/17 (h)		40,250	31,697
9% 11/17/21 (Reg. S)		2,905	1,939
9.75% 5/17/35 (h)		12,825	8,144
12.75% 2/17/22 (h)		8,960	7,470
Petroleos Mexicanos:
3.5% 1/30/23		3,645	3,492
4.875% 1/24/22		3,430	3,644
4.875% 1/18/24		3,135	3,289
4.875% 1/18/24 (h)		170	178
5.5% 1/21/21		3,135	3,450
5.5% 6/27/44		5,645	5,759
6.375% 1/23/45 (h)		8,885	10,047
6.5% 6/2/41		8,930	10,329
6.625% (h)(i)		15,425	15,772
PT Adaro Indonesia 7.625% 10/22/19 (h)		6,975	7,261
PT Pertamina Persero:
4.3% 5/20/23 (h)		2,740	2,596
4.3% 5/20/23 (Reg S.)		500	474
4.875% 5/3/22 (h)		2,485	2,487
5.25% 5/23/21 (h)		2,930	3,036
5.625% 5/20/43 (h)		2,580	2,348
5.625% 5/20/43 (Reg. S)		1,300	1,183
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
6% 5/3/42 (h)		$ 4,480	$ 4,290
6.5% 5/27/41 (h)		5,440	5,562
QEP Resources, Inc. 5.25% 5/1/23		5,080	4,928
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		3,485	3,955
Range Resources Corp.:
5% 8/15/22		5,175	5,291
5% 3/15/23		7,785	8,019
5.75% 6/1/21		1,735	1,822
Rice Energy, Inc. 6.25% 5/1/22 (h)		2,415	2,355
Rosetta Resources, Inc.:
5.625% 5/1/21		3,910	3,812
5.875% 6/1/22		4,095	4,080
RSP Permian, Inc. 6.625% 10/1/22 (h)		1,645	1,655
Sabine Pass Liquefaction LLC:
5.625% 4/15/23		6,300	6,363
5.75% 5/15/24 (h)		5,765	5,866
SemGroup Corp. 7.5% 6/15/21		3,490	3,665
Sibur Securities Ltd. 3.914% 1/31/18 (h)		1,185	1,084
Southern Star Central Corp. 5.125% 7/15/22 (h)		2,360	2,348
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		1,110	1,132
6.375% 8/1/22		1,744	1,857
6.875% 2/1/21		2,425	2,589
Teekay Corp. 8.5% 1/15/20		3,285	3,646
Teine Energy Ltd. 6.875% 9/30/22 (h)		2,630	2,581
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	1,995
Tesoro Corp.:
4.25% 10/1/17		2,530	2,593
5.375% 10/1/22		2,850	2,864
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		673	697
6.125% 10/15/21		2,290	2,364
W&T Offshore, Inc. 8.5% 6/15/19		4,170	4,316
Western Refining, Inc. 6.25% 4/1/21		5,430	5,430
Whiting Petroleum Corp.:
5% 3/15/19		2,965	3,047
5.75% 3/15/21		2,965	3,135
WPX Energy, Inc. 6% 1/15/22		6,100	6,289
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
8.75% 4/4/24 (h)		$ 5,710	$ 5,824
8.875% 12/19/18 (h)		6,665	6,865
Zhaikmunai International BV 7.125% 11/13/19 (h)		2,260	2,367
			486,635
TOTAL ENERGY			527,606
FINANCIALS - 6.9%
Banks - 1.3%
Banco Daycoval SA 5.75% 3/19/19 (h)		1,370	1,424
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		1,066	1,125
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,100	7,671
BBVA Paraguay SA 9.75% 2/11/16 (h)		4,055	4,313
CIT Group, Inc.:
5% 8/15/22		7,130	7,148
5.375% 5/15/20		9,060	9,354
5.5% 2/15/19 (h)		14,780	15,464
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	8,500	10,719
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		1,585	1,505
Development Bank of Philippines 8.375% (i)(m)		5,840	6,308
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	123,100	1,953
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,205	4,289
6.25% 4/30/19 (h)		5,015	5,217
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		5,450	5,787
7.75% 7/5/17 (Reg. S)		900	956
HSBK BV 7.25% 5/3/17 (h)		3,395	3,607
Itau Unibanco Holding SA 6.2% 12/21/21 (h)		1,990	2,075
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		2,600	2,717
RSHB Capital SA 6% 6/3/21 (h)(m)		1,460	1,365
SB Capital SA 5.5% 2/26/24 (h)(m)		5,610	5,063
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (h)		2,095	2,134
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Banks - continued
Yapi ve Kredi Bankasi A/S: - continued
6.75% 2/8/17 (h)		$ 4,915	$ 5,233
Zenith Bank PLC 6.25% 4/22/19 (h)		6,055	6,055
			111,482
Capital Markets - 0.1%
Deutsche Bank AG 1.25% 9/8/21	EUR	10,100	12,767
Consumer Finance - 2.7%
Ally Financial, Inc.:
5.125% 9/30/24		11,775	11,540
7.5% 9/15/20		41,640	47,990
8% 3/15/20		28,715	33,453
Credito Real S.A.B. de CV 7.5% 3/13/19 (h)		1,910	2,044
General Motors Acceptance Corp. 8% 11/1/31		24,015	29,899
GMAC LLC 8% 11/1/31		56,464	70,439
SLM Corp.:
5.5% 1/25/23		19,455	18,701
7.25% 1/25/22		11,040	11,978
8% 3/25/20		6,200	6,952
			232,996
Diversified Financial Services - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (h)		7,350	7,130
Aquarius Investments Luxemburg 8.25% 2/18/16		4,930	5,127
Barry Callebaut Services NV 5.5% 6/15/23 (h)		5,025	5,329
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		11,135	9,270
City of Buenos Aires 9.95% 3/1/17 (h)		5,250	5,255
European Financial Stability Facility 2.35% 7/29/44	EUR	11,250	14,944
GTB Finance BV:
6% 11/8/18 (h)		5,110	5,110
7.5% 5/19/16 (h)		2,955	3,077
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)		3,755	3,952
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		6,385	6,289
5.875% 2/1/22		16,530	16,530
6% 8/1/20		22,405	23,021
Imperial Tobacco Finance 3.375% 2/26/26 (Reg. S)	EUR	4,750	6,568
Landry's Acquisition Co. 9.375% 5/1/20 (h)		780	825
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		$ 2,900	$ 2,911
Opal Acquisition, Inc. 8.875% 12/15/21 (h)		3,940	4,098
Pacnet Ltd. 9% 12/12/18 (h)		265	280
TMK Capital SA 7.75% 1/27/18		9,755	9,755
Unite (USAF) II PLC 3.374% 6/30/28	GBP	3,800	6,073
			135,544
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)		5,470	5,600
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		7,070	7,008
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21 (h)		640	640
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,670	3,918
6.875% 5/1/21		7,220	7,725
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		12,150	12,666
7.5% 2/15/20		4,325	4,557
Prologis LP 3% 6/2/26	EUR	5,500	7,402
			43,916
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		6,345	6,281
5.25% 3/15/25		1,965	1,953
6.625% 10/15/20		5,015	5,273
Howard Hughes Corp. 6.875% 10/1/21 (h)		9,230	9,530
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		240	238
11.5% 7/20/20 (Reg. S)		15	16
Realogy Corp.:
7.875% 2/15/19 (h)		4,965	5,188
9% 1/15/20 (h)		3,270	3,572
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)		6,295	6,138
7.75% 4/15/20 (h)		2,413	2,582
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (h)		$ 2,335	$ 2,282
5.875% 6/15/24 (h)		5,630	5,602
			48,655
TOTAL FINANCIALS			590,960
HEALTH CARE - 2.0%
Biotechnology - 0.1%
Amgen, Inc. 5.5% 12/7/26	GBP	6,300	11,898
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		1,985	2,094
Health Care Providers & Services - 1.3%
AmSurg Corp. 5.625% 7/15/22 (h)		3,800	3,762
Community Health Systems, Inc. 5.125% 8/1/21 (h)		2,650	2,643
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	5,366
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	5,098
5.875% 3/15/22		16,855	17,719
5.875% 5/1/23		6,100	6,237
6.5% 2/15/20		13,550	14,803
7.5% 2/15/22		10,195	11,469
7.75% 5/15/21		12,830	13,712
HealthSouth Corp.:
5.75% 11/1/24		2,560	2,611
8.125% 2/15/20		6,585	6,947
InVentiv Health, Inc. 11% 8/15/18 (f)(h)		795	640
MPH Acquisition Holdings LLC 6.625% 4/1/22 (h)		1,850	1,869
ResCare, Inc. 10.75% 1/15/19		2,445	2,592
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,650	2,610
5.5% 2/1/21		1,980	2,010
Tenet Healthcare Corp. 6.875% 11/15/31		9,855	9,510
Truven Health Analytics, Inc. 10.625% 6/1/20		3,730	3,935
			113,533
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (h)(m)		3,920	3,959
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.5%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (h)		$ 8,370	$ 9,123
Salix Pharmaceuticals Ltd. 6% 1/15/21 (h)		1,170	1,267
Valeant Pharmaceuticals International:
5.625% 12/1/21 (h)		2,660	2,650
6.75% 8/15/21 (h)		8,070	8,373
7.5% 7/15/21 (h)		6,080	6,506
VPI Escrow Corp. 6.375% 10/15/20 (h)		15,390	15,813
			43,732
TOTAL HEALTH CARE			175,216
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind		730	546
Bombardier, Inc. 6.125% 1/15/23 (h)		4,095	4,100
GenCorp, Inc. 7.125% 3/15/21		1,145	1,234
Triumph Group, Inc. 4.875% 4/1/21		4,250	4,165
			10,045
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (h)		4,800	4,956
Airlines - 0.7%
Air Canada:
5.375% 11/15/22 (h)		1,418	1,454
7.75% 4/15/21 (h)		3,450	3,519
Allegiant Travel Co. 5.5% 7/15/19		1,170	1,193
Aviation Capital Group Corp. 4.625% 1/31/18 (h)		3,026	3,155
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		666	710
6.125% 4/29/18		1,470	1,558
7.25% 11/10/19		3,619	4,243
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,039	8,200
8.021% 8/10/22		2,407	2,810
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,100	2,069
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,611	1,846
8.028% 11/1/17		429	479
Ryanair Ltd. 1.875% 6/17/21 (Reg. S)	EUR	8,800	11,293
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways Group, Inc. 6.125% 6/1/18		$ 6,295	$ 6,468
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,045	4,693
Series 2012-2 Class B, 6.75% 12/3/22		1,530	1,649
Series 2013-1 Class B, 5.375% 5/15/23		1,975	2,044
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		4,088	4,619
United Continental Holdings, Inc. 6.375% 6/1/18		825	864
			62,866
Commercial Services & Supplies - 0.7%
ADT Corp. 6.25% 10/15/21		11,615	12,022
APX Group, Inc.:
6.375% 12/1/19		3,545	3,430
8.75% 12/1/20		1,530	1,392
Bakercorp International, Inc. 8.25% 6/1/19		1,630	1,606
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		2,970	2,985
Cenveo Corp.:
6% 8/1/19 (h)		2,285	2,142
8.5% 9/15/22 (h)		3,740	3,506
Clean Harbors, Inc.:
5.125% 6/1/21		2,595	2,572
5.25% 8/1/20		2,915	2,915
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,761
7.25% 12/1/20		4,475	4,766
Garda World Security Corp. 7.25% 11/15/21 (h)		1,655	1,647
Iron Mountain, Inc. 5.75% 8/15/24		3,250	3,189
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,725	1,703
7% 2/15/22		2,955	3,118
7.875% 3/15/21		4,240	4,653
TMS International Corp. 7.625% 10/15/21 (h)		825	862
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,778
			62,047
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (h)(j)		2,000	2,008
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
AECOM Technology Corp.: - continued
5.875% 10/15/24 (h)(j)		$ 1,715	$ 1,726
MasTec, Inc. 4.875% 3/15/23		4,485	4,193
			7,927
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (h)		2,140	2,065
6.5% 5/15/19 (h)		4,840	5,046
			7,111
Machinery - 0.2%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (h)		1,500	1,541
Schaeffler Finance BV 4.75% 5/15/21 (h)		4,180	4,170
Terex Corp. 6% 5/15/21		8,590	8,934
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (h)(m)		710	742
			15,387
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		4,485	4,328
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (h)		4,945	4,698
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)		3,645	3,609
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		2,790	2,943
			15,578
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (h)		1,690	1,897
Trading Companies & Distributors - 1.4%
Ahern Rentals, Inc. 9.5% 6/15/18 (h)		1,020	1,089
Aircastle Ltd.:
4.625% 12/15/18		2,960	2,960
6.25% 12/1/19		4,985	5,247
7.625% 4/15/20		3,275	3,660
Ashtead Capital, Inc. 5.625% 10/1/24 (h)		3,925	3,937
International Lease Finance Corp.:
3.875% 4/15/18		6,065	6,020
4.625% 4/15/21		5,675	5,632
5.875% 4/1/19		16,845	17,940
5.875% 8/15/22		4,705	4,917
6.25% 5/15/19		17,040	18,258
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
7.125% 9/1/18 (h)		$ 8,855	$ 9,962
8.25% 12/15/20		11,050	13,053
8.625% 1/15/22		18,890	23,046
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)		1,290	1,342
			117,063
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (h)		5,936	6,247
10.75% 12/1/20 (Reg. S)		170	179
			6,426
TOTAL INDUSTRIALS			311,303
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (h)		6,510	6,608
8.875% 1/1/20 (h)		2,265	2,452
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (h)		4,110	4,326
Brocade Communications Systems, Inc. 4.625% 1/15/23		2,840	2,726
Lucent Technologies, Inc.:
6.45% 3/15/29		14,050	13,242
6.5% 1/15/28		4,785	4,510
			33,864
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,075	4,075
5% 2/15/23		2,125	2,120
Jabil Circuit, Inc. 4.7% 9/15/22		2,270	2,284
			8,479
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (h)		2,985	2,933
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,060	3,198
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global, Inc. 8% 8/1/20		$ 2,970	$ 3,208
VeriSign, Inc. 4.625% 5/1/23		3,740	3,609
			12,948
IT Services - 0.3%
Audatex North America, Inc.:
6% 6/15/21 (h)		7,770	7,964
6.125% 11/1/23 (h)		1,150	1,179
Ceridian HCM Holding, Inc. 11% 3/15/21 (h)		2,010	2,281
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (h)		4,415	4,421
First Data Corp.:
11.25% 1/15/21		2,174	2,476
11.75% 8/15/21		8,089	9,363
			27,684
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 7% 7/1/24		4,050	3,868
Entegris, Inc. 6% 4/1/22 (h)		1,150	1,167
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)		4,740	4,657
5.75% 2/15/21 (h)		4,280	4,344
5.75% 3/15/23 (h)		9,950	10,074
			24,110
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (h)		21,060	21,902
6.125% 9/15/23 (h)		5,865	6,232
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (h)(m)		1,700	1,683
Nuance Communications, Inc. 5.375% 8/15/20 (h)		2,085	2,038
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (h)(m)		2,965	2,995
			34,850
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23		8,390	8,453
4.75% 1/1/25 (h)		3,955	3,935
			12,388
TOTAL INFORMATION TECHNOLOGY			154,323
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
MATERIALS - 3.1%
Chemicals - 1.1%
Axiall Corp. 4.875% 5/15/23		$ 1,350	$ 1,296
Chemtura Corp. 5.75% 7/15/21		1,960	1,940
Eagle Spinco, Inc. 4.625% 2/15/21		2,295	2,203
Hexion U.S. Finance Corp. 6.625% 4/15/20		5,000	5,025
LSB Industries, Inc. 7.75% 8/1/19		1,415	1,500
Momentive Performance Materials, Inc. 10% 10/15/20		14,945	12,890
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		37,507	33,616
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		1,725	1,762
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		2,880	3,168
PolyOne Corp.:
5.25% 3/15/23		2,630	2,551
7.375% 9/15/20		1,645	1,731
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)		3,110	3,188
8.25% 1/15/21 (h)		1,585	1,648
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)		1,810	1,796
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (h)		1,525	1,601
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)		1,090	1,200
TPC Group, Inc. 8.75% 12/15/20 (h)		6,250	6,641
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		7,663	8,065
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)		2,085	2,236
Wr Grace & Co. - Conn:
5.125% 10/1/21 (h)		2,765	2,810
5.625% 10/1/24 (h)		1,110	1,138
			98,005
Construction Materials - 0.1%
Prince Mineral Holding Corp. 12% 12/15/19 (h)		1,435	1,607
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		2,680	2,801
			4,408
Containers & Packaging - 0.6%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(m)		10,405	10,195
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (h)		$ 2,530	$ 2,429
6.25% 1/31/19 (h)		2,135	2,114
6.75% 1/31/21 (h)		4,430	4,430
7% 11/15/20 (h)		452	456
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (h)		4,700	4,665
6% 6/15/17 (h)		2,370	2,334
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		1,770	1,664
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,764
7.5% 12/15/96		4,010	3,729
Graphic Packaging International, Inc. 4.75% 4/15/21		1,325	1,322
Sealed Air Corp. 5.25% 4/1/23 (h)		2,170	2,127
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,472
Tekni-Plex, Inc. 9.75% 6/1/19 (h)		2,359	2,565
			52,266
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (h)		30	59
9% 12/15/14 pay-in-kind (d)(m)		2,510	0
Alrosa Finance SA 7.75% 11/3/20 (h)		3,910	4,003
Edgen Murray Corp. 8.75% 11/1/20 (h)		3,286	3,615
EVRAZ Group SA:
6.5% 4/22/20 (h)		3,970	3,648
9.5% 4/24/18 (Reg. S)		7,005	7,303
Ferrexpo Finance PLC 7.875% 4/7/16 (h)		4,875	4,424
First Quantum Minerals Ltd.:
6.75% 2/15/20 (h)		5,866	5,925
7% 2/15/21 (h)		4,804	4,870
7.25% 5/15/22 (h)		3,940	4,029
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		4,840	4,308
4.875% 10/7/20 (Reg. S)		450	401
Metinvest BV:
8.75% 2/14/18 (Reg. S)		395	269
10.25% 5/20/15 (h)		11,750	8,991
10.25% 5/20/15 (Reg. S)		450	344
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Mirabela Nickel Ltd. 1% 4/15/44 (h)		$ 13	$ 0
Murray Energy Corp.:
8.625% 6/15/21 (h)		4,340	4,492
9.5% 12/5/20 (h)		4,315	4,747
New Gold, Inc. 7% 4/15/20 (h)		1,295	1,379
Nord Gold NV 6.375% 5/7/18 (h)		7,142	6,856
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		7,195	6,907
5.625% 4/29/20 (Reg. S)		500	480
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		5,985	6,314
11.25% 10/15/18		6,052	6,657
Southern Copper Corp.:
6.75% 4/16/40		1,715	1,907
7.5% 7/27/35		3,445	4,107
Steel Dynamics, Inc.:
5.125% 10/1/21 (h)		2,945	2,989
5.25% 4/15/23		2,020	2,035
5.5% 10/1/24 (h)		6,465	6,497
Walter Energy, Inc. 9.5% 10/15/19 (h)		5,165	4,700
			112,256
Paper & Forest Products - 0.0%
Boise Cascade Co. 6.375% 11/1/20		1,200	1,248
NewPage Corp.:
6.4861% 5/1/49 (d)(m)		2,460	0
11.375% 12/31/14 (d)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		4,925	0
			1,248
TOTAL MATERIALS			268,183
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.6%
Altice Financing SA:
6.5% 1/15/22 (h)		9,695	9,937
7.875% 12/15/19 (h)		4,110	4,382
Altice Finco SA:
8.125% 1/15/24 (h)		7,845	8,394
9.875% 12/15/20 (h)		4,825	5,404
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.:
7.875% 1/15/27		$ 2,505	$ 2,518
9% 8/15/31		3,545	3,678
Consolidated Communications, Inc. 10.875% 6/1/20		2,085	2,398
Eileme 2 AB 11.625% 1/31/20 (h)		8,215	9,488
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		4,250	4,452
Frontier Communications Corp. 8.5% 4/15/20		10,775	11,960
Level 3 Communications, Inc. 8.875% 6/1/19		1,410	1,505
Level 3 Financing, Inc. 8.125% 7/1/19		3,365	3,584
Lynx I Corp. 5.375% 4/15/21 (h)		2,750	2,771
Lynx II Corp. 6.375% 4/15/23 (h)		1,555	1,606
Sprint Capital Corp.:
6.875% 11/15/28		18,440	17,610
8.75% 3/15/32		8,357	9,120
TW Telecom Holdings, Inc.:
5.375% 10/1/22		11,298	12,145
5.375% 10/1/22		4,435	4,768
6.375% 9/1/23		5,125	5,740
U.S. West Communications:
6.875% 9/15/33		2,265	2,260
7.25% 9/15/25		420	490
7.25% 10/15/35		1,205	1,242
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,396
Wind Acquisition Finance SA:
4.75% 7/15/20 (h)		4,925	4,728
7.375% 4/23/21 (h)		2,680	2,693
			137,269
Wireless Telecommunication Services - 4.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	59,400	4,361
Digicel Group Ltd.:
6% 4/15/21 (h)		24,675	24,428
7% 2/15/20 (h)		860	886
7.125% 4/1/22 (h)		39,460	39,381
8.25% 9/1/17 (h)		6,010	6,123
8.25% 9/30/20 (h)		42,880	44,171
Intelsat Jackson Holdings SA:
5.5% 8/1/23		16,895	16,135
6.625% 12/15/22 (Reg. S)		15,090	15,241
7.25% 4/1/19		10,020	10,521
7.25% 10/15/20		13,410	14,181
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
7.5% 4/1/21		$ 24,110	$ 25,737
8.5% 11/1/19		3,755	3,925
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,440	3,576
Millicom International Cellular SA 4.75% 5/22/20 (h)		2,205	2,100
MTS International Funding Ltd. 8.625% 6/22/20 (h)		8,970	9,508
NII International Telecom S.C.A.:
7.875% 8/15/19 (h)		3,760	2,510
11.375% 8/15/19 (h)		2,180	1,466
Sprint Corp. 7.125% 6/15/24 (h)		5,950	5,995
T-Mobile U.S.A., Inc.:
6% 3/1/23		6,860	6,851
6.125% 1/15/22		6,915	6,950
6.25% 4/1/21		13,563	13,699
6.375% 3/1/25		11,780	11,696
6.5% 1/15/24		21,495	21,764
6.625% 4/1/23		17,880	18,282
6.633% 4/28/21		6,470	6,632
6.731% 4/28/22		4,205	4,300
6.836% 4/28/23		4,925	5,060
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		9,288	9,532
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		9,965	10,214
VimpelCom Holdings BV:
9% 2/13/18 (h)	RUB	56,100	1,333
9% 2/13/18 (Reg S.)	RUB	228,705	5,435
			351,993
TOTAL TELECOMMUNICATION SERVICES			489,262
UTILITIES - 2.1%
Electric Utilities - 0.1%
Comision Federal de Electricid 5.75% 2/14/42 (h)		1,350	1,428
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		2,651	1,935
Majapahit Holding BV 7.75% 1/20/20 (h)		1,635	1,893
Mirant Americas Generation LLC 9.125% 5/1/31		3,565	3,262
RJS Power Holdings LLC 5.125% 7/15/19 (h)		3,915	3,876
			12,394
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.4%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 1,875	$ 1,993
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	10,198
8% 3/1/32		6,000	7,624
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,304
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,371	2,513
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		9,291	9,198
			33,830
Independent Power Producers & Energy Traders - 1.6%
Calpine Corp. 7.875% 1/15/23 (h)		13,003	14,173
Energy Future Holdings Corp.:
10.875% 11/1/17		9,438	11,137
11.25% 11/1/17 pay-in-kind (d)(m)		7,535	8,891
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21		26,975	31,156
12.25% 3/1/22 (h)		24,970	29,496
The AES Corp.:
4.875% 5/15/23		4,715	4,479
5.5% 3/15/24		2,355	2,290
TXU Corp.:
5.55% 11/15/14		1,623	1,380
6.5% 11/15/24		13,610	11,569
6.55% 11/15/34		26,380	22,423
			136,994
TOTAL UTILITIES			183,218
TOTAL NONCONVERTIBLE BONDS (Cost $3,317,152)			3,425,544
U.S. Government and Government Agency Obligations - 20.9%

U.S. Government Agency Obligations - 0.3%
Federal Home Loan Bank 1% 6/21/17		7,560	7,565
Tennessee Valley Authority:
1.75% 10/15/18		12,807	12,820
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.25% 9/15/39		$ 968	$ 1,176
5.375% 4/1/56		3,004	3,687
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			25,248
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44		7,156	7,666
U.S. Treasury Obligations - 19.7%
U.S. Treasury Bonds:
3.125% 8/15/44		21,509	21,166
3.375% 5/15/44		11,766	12,148
3.625% 8/15/43		6,531	7,060
3.625% 2/15/44		110,662	119,601
5.25% 2/15/29		10,732	13,821
5.375% 2/15/31		27,653	36,610
6.125% 8/15/29 (k)		3,900	5,465
7.5% 11/15/16		6,120	6,995
7.875% 2/15/21		5,350	7,216
9.875% 11/15/15 (l)		7,956	8,815
U.S. Treasury Notes:
0.25% 2/15/15		14,000	14,011
0.25% 7/15/15		22,806	22,836
0.25% 4/15/16		3,303	3,296
0.25% 5/15/16		14,408	14,368
0.375% 1/15/16		132,337	132,528
0.5% 8/31/16		10,000	9,989
0.5% 9/30/16		135,148	134,912
0.5% 7/31/17		30,462	30,005
0.625% 7/15/16		46,085	46,188
0.625% 8/15/16		27,251	27,288
0.625% 2/15/17		5,000	4,979
0.625% 4/30/18		24,024	23,393
0.75% 6/30/17		23,999	23,842
0.875% 1/31/17		1,933	1,937
0.875% 4/30/17		12,834	12,821
0.875% 5/15/17		13,242	13,225
0.875% 7/15/17		2,054	2,047
0.875% 8/15/17		36,906	36,733
0.875% 1/31/18		55,114	54,391
0.875% 7/31/19		22,402	21,466
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 9/30/16		$ 11,568	$ 11,655
1% 10/31/16		37,768	38,031
1% 5/31/18		18,480	18,207
1.25% 11/30/18		16,000	15,785
1.375% 7/31/18		5,497	5,476
1.375% 9/30/18		10,550	10,487
1.375% 2/28/19		38,974	38,487
1.5% 12/31/18		5,994	5,965
1.5% 1/31/19		40,481	40,241
1.625% 4/30/19		47,333	47,167
1.625% 6/30/19 (g)		40,515	40,312
1.625% 7/31/19		25,500	25,349
1.625% 8/31/19 (g)		29,000	28,810
1.75% 7/31/15		11,577	11,735
1.75% 9/30/19		20,000	19,978
1.875% 9/30/17		27,900	28,526
1.875% 10/31/17		3,876	3,961
2% 5/31/21		22,000	21,749
2.125% 6/30/21		10,000	9,957
2.125% 9/30/21		49,431	49,130
2.25% 3/31/21		58,407	58,758
2.25% 4/30/21		56,774	57,071
2.375% 6/30/18		23,941	24,755
2.375% 8/15/24		19,000	18,786
2.5% 5/15/24		95,476	95,566
2.75% 11/30/16		10,000	10,441
3% 2/28/17		14,500	15,256
3.125% 1/31/17		5,973	6,296
3.5% 2/15/18		15,195	16,298
4.5% 5/15/17		48,040	52,472
TOTAL U.S. TREASURY OBLIGATIONS			1,695,859
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5085% 12/7/20 (NCUA Guaranteed) (m)		2,087	2,089
Series 2011-R1 Class 1A, 0.6061% 1/8/20 (NCUA Guaranteed) (m)		4,285	4,307
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes: - continued
Series 2011-R4 Class 1A, 0.5361% 3/6/20 (NCUA Guaranteed) (m)		$ 1,955	$ 1,960
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,295
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,596
3.45% 6/12/21 (NCUA Guaranteed)		23,400	24,814
TOTAL OTHER GOVERNMENT RELATED			66,061
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,781,248)			1,794,834
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 0.6%
1.925% 9/1/33 (m)		433	453
1.925% 11/1/35 (m)		354	373
1.927% 10/1/35 (m)		28	30
2.04% 11/1/33 (m)		78	82
2.053% 6/1/36 (m)		39	42
2.115% 1/1/35 (m)		233	247
2.185% 9/1/36 (m)		116	124
2.19% 3/1/37 (m)		23	24
2.246% 3/1/33 (m)		105	111
2.293% 11/1/36 (m)		42	45
2.362% 7/1/35 (m)		173	185
2.369% 6/1/47 (m)		131	141
2.372% 5/1/36 (m)		44	47
2.381% 2/1/37 (m)		481	515
2.503% 2/1/36 (m)		54	58
2.517% 4/1/36 (m)		316	339
2.542% 6/1/42 (m)		388	400
2.674% 8/1/35 (m)		689	738
2.691% 2/1/42 (m)		2,204	2,283
2.771% 1/1/42 (m)		2,087	2,166
2.949% 11/1/40 (m)		223	234
2.982% 9/1/41 (m)		258	270
3.083% 10/1/41 (m)		128	133
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - continued
3.163% 3/1/42 (m)		$ 10,719	$ 11,242
3.189% 1/1/44 (m)		6,263	6,462
3.231% 7/1/41 (m)		428	450
3.333% 10/1/41 (m)		216	225
3.433% 11/1/40 (m)		3,610	3,814
3.557% 7/1/41 (m)		442	467
5% 2/1/22 to 12/1/22		7,362	7,953
5.5% 10/1/20 to 1/1/29		4,342	4,733
6% 6/1/16 to 10/1/16		25	26
6.5% 12/1/15 to 8/1/36		4,980	5,708
TOTAL FANNIE MAE			50,120
Freddie Mac - 0.3%
1.82% 3/1/35 (m)		119	124
1.945% 1/1/36 (m)		84	89
1.95% 3/1/37 (m)		32	34
2.022% 2/1/37 (m)		49	52
2.05% 6/1/37 (m)		28	29
2.06% 1/1/37 (m)		246	261
2.095% 8/1/37 (m)		84	89
2.1% 7/1/35 (m)		149	159
2.121% 5/1/37 (m)		68	73
2.16% 6/1/33 (m)		248	261
2.32% 10/1/35 (m)		166	176
2.347% 10/1/36 (m)		334	354
2.375% 5/1/37 (m)		70	75
2.385% 5/1/37 (m)		911	977
2.385% 5/1/37 (m)		451	480
2.407% 10/1/42 (m)		2,696	2,827
2.415% 6/1/37 (m)		245	263
2.418% 4/1/37 (m)		85	91
2.451% 6/1/37 (m)		56	59
2.49% 9/1/35 (m)		57	61
2.498% 2/1/36 (m)		6	6
2.545% 7/1/36 (m)		90	96
2.595% 4/1/37 (m)		8	8
2.673% 7/1/35 (m)		236	253
3.084% 9/1/41 (m)		2,408	2,511
3.136% 10/1/35 (m)		50	54
3.236% 4/1/41 (m)		260	273
3.237% 9/1/41 (m)		269	282
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
3.294% 6/1/41 (m)		$ 326	$ 342
3.471% 5/1/41 (m)		297	314
3.472% 11/1/40 (m)		9,184	9,757
3.625% 6/1/41 (m)		446	470
3.697% 5/1/41 (m)		369	389
5.5% 11/1/18 to 11/1/21		6,582	7,034
6% 1/1/24		1,424	1,565
6.5% 10/1/14 to 3/1/22		617	671
TOTAL FREDDIE MAC			30,559
Ginnie Mae - 1.5%
4.3% 8/20/61 (q)		2,855	3,051
4.5% 3/15/25 to 6/15/25		4,657	5,039
4.515% 3/20/62 (q)		9,886	10,702
4.53% 10/20/62 (q)		3,021	3,291
4.55% 5/20/62 (q)		18,410	19,965
4.556% 12/20/61 (q)		10,961	11,871
4.604% 3/20/62 (q)		5,277	5,728
4.626% 3/20/62 (q)		3,773	4,090
4.649% 2/20/62 (q)		2,037	2,210
4.65% 3/20/62 (q)		3,460	3,758
4.682% 2/20/62 (q)		2,602	2,825
4.684% 1/20/62 (q)		12,442	13,500
4.751% 12/20/60 (q)		2,061	2,214
4.804% 3/20/61 (q)		6,608	7,125
4.834% 3/20/61 (q)		12,215	13,181
5.47% 8/20/59 (q)		1,523	1,608
5.492% 4/20/60 (q)		8,038	8,809
5.5% 11/15/35		1,858	2,083
5.612% 4/20/58 (q)		1,878	1,933
6% 6/15/36		4,071	4,631
TOTAL GINNIE MAE			127,614
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $204,868)			208,293
Collateralized Mortgage Obligations - 3.0%
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - 3.0%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.655% 9/25/23 (m)		$ 533	$ 535
Series 2010-15 Class FJ, 1.085% 6/25/36 (m)		4,799	4,884
Series 2010-86 Class FE, 0.605% 8/25/25 (m)		581	585
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		2,680	2,838
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		16	17
Series 2003-113 Class PE, 4% 11/25/18		706	737
Series 2003-70 Class BJ, 5% 7/25/33		507	562
Series 2005-19 Class PA, 5.5% 7/25/34		1,755	1,918
Series 2005-27 Class NE, 5.5% 5/25/34		2,033	2,138
Series 2005-52 Class PB, 6.5% 12/25/34		101	104
Series 2005-64 Class PX, 5.5% 6/25/35		1,688	1,840
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,202
Series 2011-117 Class PF, 0.505% 7/25/39 (m)		3,251	3,264
Series 2011-126 Class KB, 4% 12/25/41		3,290	3,386
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		59	62
Series 2003-117 Class MD, 5% 12/25/23		1,036	1,115
Series 2004-91 Class Z, 5% 12/25/34		4,458	4,894
Series 2004-95 Class AN, 5.5% 1/25/25		68	68
Series 2005-117 Class JN, 4.5% 1/25/36		735	801
Series 2005-14 Class ZB, 5% 3/25/35		1,640	1,803
Series 2005-47 Class HK, 4.5% 6/25/20		2,444	2,579
Series 2006-72 Class CY, 6% 8/25/26		1,478	1,640
Series 2009-14 Class EB, 4.5% 3/25/24		2,353	2,495
Series 2009-59 Class HB, 5% 8/25/39		2,229	2,451
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,406
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		349	30
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		525	43
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		2,957	504
Series 2010-39 Class FG, 1.075% 3/25/36 (m)		2,920	2,993
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		1,134	101
Series 2011-67 Class AI, 4% 7/25/26 (o)		845	101
Freddie Mac:
floater:
Series 2630 Class FL, 0.6536% 6/15/18 (m)		16	16
Series 2711 Class FC, 1.0536% 2/15/33 (m)		1,840	1,873
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater planned amortization class Series 2770 Class FH, 0.5536% 3/15/34 (m)		$ 1,888	$ 1,901
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		955	970
Series 2101 Class PD, 6% 11/15/28		57	63
Series 2376 Class JE, 5.5% 11/15/16		53	55
Series 2381 Class OG, 5.5% 11/15/16		30	31
Series 2425 Class JH, 6% 3/15/17		79	83
Series 2672 Class MG, 5% 9/15/23		3,063	3,350
Series 2695 Class DG, 4% 10/15/18		1,452	1,525
Series 2996 Class MK, 5.5% 6/15/35		179	200
Series 3415 Class PC, 5% 12/15/37		811	872
Series 3763 Class QA, 4% 4/15/34		1,806	1,899
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,023	3,195
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		5,952	6,728
Series 2303 Class ZV, 6% 4/15/31		141	156
Series 2877 Class ZD, 5% 10/15/34		5,172	5,715
Series 3277 Class B, 4% 2/15/22		2,600	2,742
Series 3372 Class BD, 4.5% 10/15/22		7,966	8,473
Series 3578 Class B, 4.5% 9/15/24		2,715	2,851
Series 2715 Class NG, 4.5% 12/15/18		568	600
Series 4181 Class LA, 3% 3/15/37		4,008	4,128
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6555% 7/20/37 (m)		990	997
Series 2008-2 Class FD, 0.6355% 1/20/38 (m)		246	247
Series 2008-73 Class FA, 1.0155% 8/20/38 (m)		1,478	1,507
Series 2008-83 Class FB, 1.0555% 9/20/38 (m)		1,527	1,558
Series 2009-108 Class CF, 0.7536% 11/16/39 (m)		1,197	1,209
Series 2009-116 Class KF, 0.6836% 12/16/39 (m)		972	981
Series 2010-9 Class FA, 0.6736% 1/16/40 (m)		1,520	1,533
Series 2010-H17 Class FA, 0.486% 7/20/60 (m)(q)		4,770	4,747
Series 2010-H18 Class AF, 0.456% 9/20/60 (m)(q)		5,401	5,371
Series 2010-H19 Class FG, 0.456% 8/20/60 (m)(q)		6,731	6,695
Series 2010-H27 Series FA, 0.536% 12/20/60 (m)(q)		2,049	2,044
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H05 Class FA, 0.656% 12/20/60 (m)(q)		$ 3,575	$ 3,586
Series 2011-H07 Class FA, 0.656% 2/20/61 (m)(q)		6,805	6,825
Series 2011-H12 Class FA, 0.646% 2/20/61 (m)(q)		8,357	8,378
Series 2011-H13 Class FA, 0.656% 4/20/61 (m)(q)		3,236	3,245
Series 2011-H14:
Class FB, 0.656% 5/20/61 (m)(q)		3,791	3,800
Class FC, 0.656% 5/20/61 (m)(q)		3,580	3,589
Series 2011-H17 Class FA, 0.686% 6/20/61 (m)(q)		4,647	4,666
Series 2011-H21 Class FA, 0.756% 10/20/61 (m)(q)		4,881	4,915
Series 2012-H01 Class FA, 0.856% 11/20/61 (m)(q)		4,123	4,169
Series 2012-H03 Class FA, 0.856% 1/20/62 (m)(q)		2,601	2,630
Series 2012-H06 Class FA, 0.786% 1/20/62 (m)(q)		4,011	4,044
Series 2012-H07 Class FA, 0.786% 3/20/62 (m)(q)		2,463	2,482
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		359	365
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		182	183
Series 2010-99 Class PT, 3.5% 8/20/33		228	229
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		1,863	335
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,886
Series 2010-H13 Class JA, 5.46% 10/20/59 (q)		6,233	6,571
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		10,102	11,034
Series 2010-H17 Class XP, 5.3003% 7/20/60 (m)(q)		13,842	15,095
Series 2010-H18 Class PL, 5.01% 9/20/60 (m)(q)		10,428	11,366
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,731	12,171
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Class ZC, 5.5% 7/16/34		$ 9,809	$ 11,236
Series 2012-64 Class KB, 4.1535% 5/20/41 (m)		1,188	1,341
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $251,807)			254,552
Commercial Mortgage Securities - 1.2%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.506% 4/25/19 (m)		3,370	3,372
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,294
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		12,280	13,429
Series K009 Class A2, 3.808% 8/25/20		17,980	19,292
Series K034 Class A1, 2.669% 2/25/23		8,149	8,288
Series K032 Class A1, 3.016% 2/25/23		15,681	16,249
Series K039 Class A2, 3.276% 7/25/24		14,456	14,798
Series K501 Class A2, 1.655% 11/25/16		4,770	4,833
Series K714 Class A2, 3.097% 10/25/20		15,000	15,524
Series K716 Class A2, 3.132% 6/25/21		8,500	8,773
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $106,647)			106,852
Foreign Government and Government Agency Obligations - 20.0%

Argentine Republic:
7% 10/3/15		34,770	32,336
7% 4/17/17		16,275	14,000
Azerbaijan Republic 4.75% 3/18/24 (h)		1,895	1,933
Bahamian Republic 6.95% 11/20/29 (h)		1,865	2,098
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		14,645	14,941
8.95% 1/26/18		8,090	8,606
Brazilian Federative Republic:
5% 1/27/45		2,400	2,256
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Brazilian Federative Republic: - continued
5.625% 1/7/41		$ 11,095	$ 11,456
7.125% 1/20/37		9,295	11,410
8.25% 1/20/34		7,620	10,230
12.25% 3/6/30		2,662	4,898
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		6,910	6,236
Buoni Poliennali del Tesoro:
1.5% 12/15/16	EUR	62,850	81,118
2.15% 12/15/21	EUR	21,850	28,346
3.5% 6/1/18	EUR	36,100	50,014
4.5% 3/1/24	EUR	43,700	65,700
4.75% 9/1/28 (h)	EUR	3,850	5,883
Canadian Government:
1.25% 2/1/16	CAD	13,250	11,862
1.75% 9/1/19	CAD	100,450	90,185
2.25% 6/1/25	CAD	51,000	45,498
3.5% 12/1/45	CAD	22,600	23,686
Central Bank of Nigeria warrants 11/15/20 (a)(p)		5,500	924
City of Buenos Aires 12.5% 4/6/15 (h)		2,170	2,170
Colombian Republic:
5.625% 2/26/44		1,300	1,430
6.125% 1/18/41		3,855	4,506
7.375% 9/18/37		4,000	5,340
10.375% 1/28/33		6,380	9,921
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		200	212
Congo Republic 3.5% 6/30/29 (f)		10,993	10,046
Costa Rican Republic:
4.25% 1/26/23 (h)		2,445	2,256
4.375% 4/30/25 (h)		1,380	1,249
5.625% 4/30/43 (h)		680	581
7% 4/4/44 (h)		2,790	2,804
Croatia Republic:
5.5% 4/4/23 (h)		3,735	3,847
6% 1/26/24 (h)		1,300	1,386
6.25% 4/27/17 (h)		1,985	2,109
6.375% 3/24/21 (h)		4,110	4,459
6.625% 7/14/20 (h)		3,205	3,526
6.75% 11/5/19 (h)		3,540	3,903
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (h)		1,600	1,624
5.875% 7/25/22 (h)		1,960	2,019
5.875% 7/25/22		825	850
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Democratic Socialist Republic of Sri Lanka: - continued
6% 1/14/19 (h)		$ 3,075	$ 3,244
6.25% 10/4/20 (h)		4,185	4,426
6.25% 7/27/21 (h)		3,140	3,297
7.4% 1/22/15 (h)		2,450	2,484
Dominican Republic:
1.1344% 8/30/24 (m)		6,188	5,445
5.875% 4/18/24 (h)		2,300	2,369
7.45% 4/30/44 (h)		5,610	6,031
7.5% 5/6/21 (h)		3,375	3,797
El Salvador Republic:
7.625% 2/1/41 (h)		1,280	1,350
7.65% 6/15/35 (Reg. S)		2,020	2,146
8.25% 4/10/32 (Reg. S)		1,137	1,310
French Government:
OAT 3.25% 5/25/45	EUR	11,900	17,944
1.75% 11/25/24	EUR	34,000	44,827
2.5% 5/25/30	EUR	4,300	5,870
Georgia Republic 6.875% 4/12/21 (h)		1,870	2,085
German Federal Republic:
1.75% 2/15/24	EUR	26,175	35,700
2.5% 8/15/46	EUR	200	290
Hungarian Republic:
5.375% 3/25/24		2,008	2,118
5.75% 11/22/23		3,305	3,582
7.625% 3/29/41		5,063	6,455
Indonesian Republic:
3.375% 4/15/23 (h)		2,250	2,093
4.875% 5/5/21 (h)		6,360	6,614
5.25% 1/17/42 (h)		3,750	3,614
5.375% 10/17/23		2,450	2,615
5.875% 3/13/20 (h)		4,565	5,004
6.625% 2/17/37 (h)		4,415	4,989
6.75% 1/15/44 (h)		4,350	5,090
7.75% 1/17/38 (h)		9,600	12,192
7.875% 4/15/19	IDR	36,088,000	2,917
8.5% 10/12/35 (Reg. S)		8,640	11,664
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		9,610	9,732
7.25% 4/15/19 (h)		6,710	6,769
8.25% 4/15/24 (h)		1,375	1,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		$ 28,066	$ 33,924
5.5% 12/4/23		7,426	8,988
Italian Republic:
1.5% 8/1/19	EUR	45,050	58,107
4.75% 9/1/44	EUR	12,450	18,890
Ivory Coast:
5.375% 7/23/24 (h)		1,405	1,340
7.7743% 12/31/32		6,065	5,784
Japan Government:
0.1% 4/15/15	JPY	5,295,000	48,303
0.1% 10/15/15	JPY	4,353,200	39,706
1.8% 3/20/43	JPY	1,425,000	13,595
1.9% 9/20/30	JPY	6,875,000	70,806
Jordanian Kingdom 2.503% 10/30/20		22,090	22,256
Lebanese Republic:
4% 12/31/17		9,392	9,345
4.75% 11/2/16		1,070	1,086
5.45% 11/28/19		3,455	3,486
6.375% 3/9/20		3,500	3,658
Moroccan Kingdom:
4.25% 12/11/22 (h)		2,835	2,814
5.5% 12/11/42 (h)		1,700	1,692
Panamanian Republic:
4% 9/22/24		1,620	1,616
6.7% 1/26/36		1,570	1,927
8.875% 9/30/27		1,600	2,280
9.375% 4/1/29		1,395	2,068
Peruvian Republic:
4% 3/7/27 (f)		4,905	4,905
8.75% 11/21/33		5,515	8,383
Philippine Republic:
7.75% 1/14/31		4,885	6,790
9.5% 2/2/30		5,705	8,900
10.625% 3/16/25		3,005	4,718
Plurinational State of Bolivia:
4.875% 10/29/22 (h)		1,260	1,285
5.95% 8/22/23 (h)		3,365	3,601
Provincia de Cordoba 12.375% 8/17/17 (h)		5,550	5,106
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		3,444	3,384
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 2,300	$ 2,480
Republic of Armenia 6% 9/30/20 (h)		6,775	7,012
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,030	7,187
Republic of Nigeria 13.05% 8/16/16	NGN	686,905	4,262
Republic of Serbia:
5.25% 11/21/17 (h)		1,870	1,921
5.875% 12/3/18 (h)		3,910	4,076
6.75% 11/1/24 (h)		7,573	7,630
7.25% 9/28/21 (h)		2,300	2,566
Republic of Zambia 5.375% 9/20/22 (h)		1,625	1,552
Romanian Republic:
4.375% 8/22/23 (h)		3,240	3,314
6.125% 1/22/44 (h)		3,976	4,569
6.75% 2/7/22 (h)		1,728	2,043
Russian Federation:
5.625% 4/4/42 (h)		4,600	4,577
5.875% 9/16/43 (h)		8,000	8,160
7.5% 3/31/30 (Reg. S)		18,268	20,464
12.75% 6/24/28 (Reg. S)		16,145	26,518
South African Republic 5.875% 9/16/25		1,180	1,298
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,975	1,943
Turkish Republic:
5.125% 3/25/22		3,345	3,442
5.625% 3/30/21		3,750	3,984
6.25% 9/26/22		4,070	4,477
6.75% 4/3/18		4,905	5,432
6.75% 5/30/40		4,720	5,352
6.875% 3/17/36		9,950	11,406
7% 3/11/19		3,435	3,847
7.25% 3/5/38		6,115	7,346
7.375% 2/5/25		9,415	11,180
7.5% 11/7/19		6,960	7,997
8% 2/14/34		1,805	2,315
11.875% 1/15/30		3,415	5,746
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		4,725	3,805
Ukraine Government:
1.844% 5/16/19		8,384	8,355
6.875% 9/23/15 (Reg. S)		1,550	1,391
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Ukraine Government: - continued
7.75% 9/23/20 (h)		$ 1,495	$ 1,279
9.25% 7/24/17 (h)		5,215	4,576
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	18,900	30,601
2.25% 9/7/23	GBP	43,700	70,489
3.5% 7/22/68	GBP	22,175	40,328
United Mexican States:
4.75% 3/8/44		9,400	9,330
5.55% 1/21/45		1,950	2,166
6.05% 1/11/40		9,706	11,453
6.75% 9/27/34		7,050	8,954
7.5% 4/8/33		2,420	3,309
8.3% 8/15/31		2,225	3,276
United Republic of Tanzania 6.3289% 3/9/20 (m)		1,410	1,519
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,280	8,415
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		83,803	1,844
5.75% 2/26/16 (Reg S.)		30,900	26,342
7% 3/31/38		3,070	1,742
8.5% 10/8/14		19,560	19,306
9% 5/7/23 (Reg. S)		13,205	8,913
9.25% 9/15/27		3,975	2,733
9.25% 5/7/28 (Reg. S)		4,300	2,827
9.375% 1/13/34		4,355	2,874
11.75% 10/21/26 (Reg. S)		9,020	6,972
11.95% 8/5/31 (Reg. S)		15,780	12,111
12.75% 8/23/22		12,000	9,990
13.625% 8/15/18		6,030	5,508
Vietnamese Socialist Republic:
1.1434% 3/12/16 (m)		1,432	1,321
4% 3/12/28 (f)		12,272	11,183
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,705,618)			1,723,043
Supranational Obligations - 0.1%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	147,000	2,368
Inter-American Development Bank 4.75% 10/25/15(Reg. S)	INR	53,400	843
Supranational Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
International Finance Corp. 7.75% 12/3/16	INR	93,000	$ 1,534
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	4,697	6,102
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $10,947)			10,847
Common Stocks - 2.8%
	Shares
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
Delphi Automotive PLC	107,700	6,606
Remy International, Inc.	172,410	3,540
		10,146
Automobiles - 0.1%
General Motors Co.:
warrants 7/10/16 (a)	121,509	2,719
warrants 7/10/19 (a)	121,509	1,756
Motors Liquidation Co. GUC Trust (a)	31,864	779
		5,254
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(t)	27,059	41
Hotels, Restaurants & Leisure - 0.4%
Extended Stay America, Inc. unit	491,000	11,656
Las Vegas Sands Corp.	139,300	8,666
Melco Crown Entertainment Ltd. sponsored ADR	161,700	4,251
PB Investor I LLC (a)	31,652	84
Station Holdco LLC (a)(r)(t)	4,160,035	10,982
Station Holdco LLC:
unit (a)(r)(t)	47,684	18
warrants 6/15/18 (a)(r)(t)	165,967	63
		35,720
Household Durables - 0.3%
Lennar Corp. Class A	192,700	7,483
Standard Pacific Corp. (a)	713,200	5,342
Taylor Morrison Home Corp. (a)	296,700	4,812
Whirlpool Corp.	49,000	7,137
		24,774
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
AMC Networks, Inc. Class A (a)	122,300	$ 7,145
Haights Cross Communications, Inc. (a)	13,227	0
		7,145
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	61,400	5,967
Michael Kors Holdings Ltd. (a)	93,500	6,675
		12,642
TOTAL CONSUMER DISCRETIONARY		95,722
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	188,460	721
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A	3,519,861	0
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Gilead Sciences, Inc. (a)	74,900	7,973
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	60,966	975
Pharmaceuticals - 0.2%
AbbVie, Inc.	204,300	11,800
Valeant Pharmaceuticals International (Canada) (a)	60,100	7,875
		19,675
TOTAL HEALTH CARE		28,623
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	1,280	0
warrants 8/17/24 (a)	730	0
Airlines - 0.3%
Air Canada Class B (a)	428,400	3,271
American Airlines Group, Inc.	364,300	12,925
Delta Air Lines, Inc.	163,456	5,909
		22,105
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	6,267	$ 172
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.	1,945,296	389
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	10,813	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (a)	5,465	459
Class B (a)	1,821	153
United Rentals, Inc. (a)	64,800	7,199
		7,811
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(h)	361,938	7,799
TOTAL INDUSTRIALS		38,276
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.1%
CDW Corp.	352,200	10,936
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	325,800	28,947
Google, Inc. Class A (a)	12,500	7,355
		36,302
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. (a)	384,500	7,509
MagnaChip Semiconductor Corp. (a)	44,695	523
Skyworks Solutions, Inc.	103,100	5,985
Spansion, Inc. Class A (a)	1,756	40
		14,057
TOTAL INFORMATION TECHNOLOGY		61,295
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	167,086	7,950
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Aleris International, Inc. (a)(t)	34,504	$ 1,111
Mirabela Nickel Ltd. (a)	2,233,475	129
		1,240
TOTAL MATERIALS		9,190
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	250,100	7,220
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	215
TOTAL COMMON STOCKS (Cost $253,687)		241,262
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	75,817	579
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp. 6.50% (a)	281,100	14,280
TOTAL CONVERTIBLE PREFERRED STOCKS		14,859
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series K, 6.375%	198,576	5,030
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (h)	22,281	22,302
TOTAL FINANCIALS		27,332
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	1,423,504	$ 1,167
TOTAL NONCONVERTIBLE PREFERRED STOCKS		28,499
TOTAL PREFERRED STOCKS (Cost $32,182)		43,358
Bank Loan Obligations - 2.5%
	Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (m)	$ 9,312	8,869
Centaur Acquisition LLC Tranche 2LN, term loan 8.5% 2/20/20 (m)	1,340	1,358
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (m)	1,799	1,844
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (m)	7,856	7,728
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)	2,235	2,188
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (m)	1,392	1,386
Tranche B 2LN, term loan 9.25% 7/15/21 (m)	1,555	1,543
		24,916
Media - 0.0%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (m)	1,935	1,843
TOTAL CONSUMER DISCRETIONARY		26,759
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (m)	2,505	2,492
Bank Loan Obligations - continued
	Principal Amount (000s) (e)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (m)	$ 6,436	$ 6,356
TOTAL CONSUMER STAPLES		8,848
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (m)	2,721	2,782
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (m)	14,255	14,291
Panda Sherman Power, LLC term loan 9% 9/14/18 (m)	1,701	1,727
Panda Temple Power, LLC term loan 7.25% 4/3/19 (m)	865	886
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (m)	885	854
TPF II Power, LLC Tranche B, term loan 9/24/21 (s)	1,625	1,621
		22,161
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (m)	965	988
Sheridan Investment Partners I term loan 4.25% 12/16/20 (m)	1,271	1,245
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (m)	177	173
Tranche M, term loan 4.25% 12/16/20 (m)	66	65
TransUnion LLC Tranche B, term loan 4% 4/9/21 (m)	9,552	9,421
		11,892
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (m)	237	234
TOTAL FINANCIALS		12,126
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (m)	10,772	10,665
Bank Loan Obligations - continued
	Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (m)	$ 1,481	$ 1,476
Tranche B 2LN, term loan 8.25% 11/30/20 (m)	2,950	2,965
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (m)	1,496	1,481
		5,922
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (m)	2,044	1,998
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (m)	8,389	8,321
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (m)	5,925	6,103
TOTAL INFORMATION TECHNOLOGY		16,422
MATERIALS - 0.1%
Chemicals - 0.0%
Momentive Performance Materials, Inc. term loan 4% 4/15/15 (m)	960	959
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (m)	3,781	3,696
Metals & Mining - 0.0%
MRC Global, Inc. Tranche B, term loan 5.5171% 11/9/19 (m)	2,500	2,497
TOTAL MATERIALS		7,152
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)	6,068	6,143
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (m)	340	338
		6,481
Bank Loan Obligations - continued
	Principal Amount (000s) (e)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (m)	$ 2,905	$ 2,890
TOTAL TELECOMMUNICATION SERVICES		9,371
UTILITIES - 1.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)	1,547	1,520
Independent Power Producers & Energy Traders - 1.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (m)	89,944	89,944
TOTAL UTILITIES		91,464
TOTAL BANK LOAN OBLIGATIONS (Cost $210,535)		210,890
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)	3,124	3,061
Goldman Sachs 1.1875% 12/14/19 (m)	3,304	3,238
Mizuho 1.1875% 12/14/19 (m)	1,916	1,877
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $7,592)		8,176
Fixed-Income Funds - 1.6%
Shares
Fidelity Floating Rate Central Fund (n) (Cost $118,429)	1,252,081	134,198
Preferred Securities - 2.4%
	Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (h)(i)	$ 6,245	6,506
Preferred Securities - continued
	Principal Amount (000s) (e)	Value (000s)
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (i)	$ 3,035	$ 3,165
Gruma S.A.B. de CV 7.75% (Reg. S) (i)	7,107	7,256
		10,421
FINANCIALS - 2.0%
Banks - 1.8%
Bank of America Corp.:
5.125% (i)(m)	9,825	9,652
5.2% (i)(m)	20,930	20,037
6.25% (i)(m)	6,570	6,556
8% (i)(m)	2,600	2,839
8.125% (i)(m)	1,840	2,048
Barclays Bank PLC 7.625% 11/21/22	15,855	17,475
Citigroup, Inc.:
5.9% (i)(m)	11,900	11,662
5.95% (i)(m)	21,665	21,879
6.3% (i)(m)	1,975	2,003
JPMorgan Chase & Co.:
5% (i)(m)	11,815	11,701
6% (i)(m)	19,830	19,705
6.125% (i)(m)	5,415	5,544
6.75% (i)(m)	2,975	3,159
Wells Fargo & Co.:
5.9% (i)(m)	18,395	19,151
7.98% (i)(m)	1,675	1,839
		155,250
Capital Markets - 0.2%
Goldman Sachs Group, Inc. 5.7% (i)(m)	11,484	11,928
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (h)(i)	2,265	2,300
8.625% (Reg. S) (i)	320	325
		2,625
TOTAL FINANCIALS		169,803
Preferred Securities - continued
	Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (h)(i)	$ 9,885	$ 10,018
7.5% (Reg. S) (i)	250	253
		10,271
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (i)	5,725	5,219
TOTAL PREFERRED SECURITIES (Cost $202,673)		202,220
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.12% (b) (Cost $140,127)	140,127,418	140,127
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.01%, dated 9/30/14 due 10/1/14 (Collateralized by U.S. Government Obligations) # (Cost $20,923)	$ 20,923	20,923
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with JP Morgan Chase Bank, N.A. to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR (Cost $675)	1/13/15	$ 22,596	$ 29
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $8,365,110)	8,525,148
NET OTHER ASSETS (LIABILITIES) (c) - 0.8%	67,217
NET ASSETS - 100%	$ 8,592,365
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
141 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2014	$ 17,574	$ (110)
342 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2014	74,845	(129)
303 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	35,832	(183)
202 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2014	27,857	(62)
208 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2014	31,720	65
TOTAL TREASURY CONTRACTS		$ 187,828	$ (419)

The face value of futures purchased as a percentage of net assets is 2.2%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Dec. 2016	$ 6,200	3-month LIBOR	1%	$ 1	$ -	$ 1
CME	Dec. 2019	3,600	3-month LIBOR	2.25%	2	-	2
CME	Dec. 2024	35,600	3-month LIBOR	3%	(98)	-	(98)
CME	Dec. 2044	600	3.5%	3-month LIBOR	8	-	8
TOTAL INTEREST RATE SWAPS					$ (87)	$ -	$ (87)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,602,149,000 or 18.6% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,616,000.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,030,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(s) The coupon rate will be determined upon settlement of the loan after period end.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,215,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 52
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,249
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 2
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,787
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$20,923,000 due 10/01/14 at 0.01%
Commerz Markets LLC	$ 20,923
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 198
Fidelity Floating Rate Central Fund	1,702
Total	$ 1,900
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 44,276	$ 90,413	$ -	$ 134,198	8.1%
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 95,722	$ 84,534	$ -	$ 11,188
Consumer Staples	1,300	-	-	1,300
Financials	27,332	5,030	22,302	-
Health Care	28,623	27,648	-	975
Industrials	39,443	29,476	-	9,967
Information Technology	61,295	61,295	-	-
Materials	9,190	8,079	-	1,111
Telecommunication Services	7,220	7,220	-	-
Utilities	14,495	14,495	-	-
Corporate Bonds	3,425,544	-	3,425,485	59
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,794,834	$ -	$ 1,794,834	$ -
U.S. Government Agency - Mortgage Securities	208,293	-	208,293	-
Collateralized Mortgage Obligations	254,552	-	254,552	-
Commercial Mortgage Securities	106,852	-	106,852	-
Foreign Government and Government Agency Obligations	1,723,043	-	1,718,138	4,905
Supranational Obligations	10,847	-	10,847	-
Bank Loan Obligations	210,890	-	205,508	5,382
Sovereign Loan Participations	8,176	-	-	8,176
Fixed-Income Funds	134,198	134,198	-	-
Preferred Securities	202,220	-	202,220	-
Money Market Funds	140,127	140,127	-	-
Cash Equivalents	20,923	-	20,923	-
Purchased Swaptions	29	-	29	-
Total Investments in Securities:	$ 8,525,148	$ 512,102	$ 7,969,983	$ 43,063
Other Derivative Instruments:
Assets
Futures Contracts	$ 65	$ 65	$ -	$ -
Swaps	11	-	11	-
Total Assets	$ 76	$ 65	$ 11	$ -
Liabilities
Futures Contracts	$ (484)	$ (484)	$ -	$ -
Swaps	(98)	-	(98)	-
Total Liabilities	$ (582)	$ (484)	$ (98)	$ -
Total Other Derivative Instruments:	$ (506)	$ (419)	$ (87)	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $8,338,748,000. Net unrealized appreciation aggregated $186,400,000, of which $346,952,000 related to appreciated investment securities and $160,552,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014